UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04791

AB MUNICIPAL INCOME FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: May 31, 2019

Date of reporting period: August 31, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB Municipal Income Fund, Inc.

AB National Portfolio

Portfolio of Investments

August 31, 2018 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 99.9%
Long-Term Municipal Bonds - 91.8%
Alabama - 1.9%
County of Jefferson AL
Series 2017
5.00%, 9/15/33	$1,000	$1,132,600
Infirmary Health System Special Care Facilities Financing Authority of Mobile
Series 2016A
5.00%, 2/01/36	2,500	2,717,200
Jefferson County Board of Education/AL
Series 2018
5.00%, 2/01/42	3,010	3,356,331
University of Alabama (The)
Series 2008A
5.75%, 9/01/22 (Pre-refunded/ETM)	3,000	3,000,000
Water Works Board of the City of Birmingham (The)
Series 2011
5.00%, 1/01/31 (Pre-refunded/ETM)	10,000	10,733,800
Series 2015A
5.00%, 1/01/33-1/01/34	4,390	4,915,967

		25,855,898

Arizona - 1.9%
Arizona Health Facilities Authority (HonorHealth)
Series 2014A
5.00%, 12/01/33-12/01/34	12,615	13,981,067
Salt River Project Agricultural Improvement & Power District
Series 2016A
5.00%, 1/01/34	5,000	5,803,300
Salt Verde Financial Corp. (Citigroup, Inc.)
Series 2007
5.25%, 12/01/23	3,685	4,150,637
Tempe Industrial Development Authority (Mirabella at ASU, Inc.)
Series 2017A
6.00%, 10/01/37 (a)(b)	1,200	1,319,676

		25,254,680

California - 11.0%
Alameda Corridor Transportation Authority
Series 2016B
5.00%, 10/01/35	10,550	11,819,587
Bay Area Toll Authority
Series 2013S
5.00%, 4/01/31 (Pre-refunded/ETM)	5,560	6,347,963
California Econ Recovery
Series 2009A
5.25%, 7/01/21 (Pre-refunded/ETM)	1,510	1,557,580
California Educational Facilities Authority (Chapman University)
Series 2015
5.00%, 4/01/45	4,000	4,438,640

	Principal Amount (000)	U.S. $ Value
California Pollution Control Financing Authority (Poseidon Resources Channelside LP)
Series 2012
5.00%, 7/01/37 (b)	$5,795	$6,120,158
California Statewide Communities Development Authority (Enloe Medical Center)
Series 2008A
5.50%, 8/15/23	80	80,228
City of Los Angeles CA Wastewater System Revenue
Series 2013A
5.00%, 6/01/33	9,310	10,476,729
City of Los Angeles Department of Airports
Series 2009A
5.25%, 5/15/29	9,260	9,509,279
County of San Bernardino CA COP
Series 2009A
5.25%, 8/01/26	1,910	1,969,592
Los Angeles Department of Water
Series 2013A
5.00%, 7/01/31	9,115	10,181,455
Series 2013B
5.00%, 7/01/32	1,900	2,142,079
Los Angeles Department of Water & Power Power System Revenue
Series 2013B
5.00%, 7/01/29-7/01/30	15,630	17,711,799
Manteca Unified School District (Manteca Unified School District CFD No. 89-1)
NATL Series 2001
Zero Coupon, 9/01/31	11,910	7,122,299
Ontario Redevelopment Financing Authority
NATL Series 1993
5.80%, 8/01/23 (Pre-refunded/ETM) (a)	1,000	1,099,370
Port of Los Angeles
Series 2009C
5.25%, 8/01/24	17,205	17,776,550
Series 2014A
5.00%, 8/01/34	5,790	6,462,045
Sacramento Area Flood Control Agency
Series 2016A
5.00%, 10/01/32-10/01/35	9,215	10,702,191
San Francisco City & County Airport Comm-San Francisco International Airport (San Francisco Intl Airport)
Series 2010A
4.90%, 5/01/29	2,690	2,787,405
State of California
Series 2013
5.00%, 11/01/29	8,000	9,115,200
Series 2017
5.00%, 8/01/35	2,000	2,313,120
Series 2018
5.00%, 10/01/47	6,000	6,811,680
University of California
Series 2013A
5.00%, 5/15/30 (Pre-refunded/ETM) (a)	1,480	1,694,393
5.00%, 5/15/30	1,720	1,940,177

		150,179,519

	Principal Amount (000)	U.S. $ Value
Colorado - 1.2%
E-470 Public Highway Authority
Series 2010C
5.25%, 9/01/25	$2,900	$3,085,223
5.375%, 9/01/26	3,600	3,835,008
Park Creek Metropolitan District
Series 2015A
5.00%, 12/01/34	1,300	1,458,106
PV Water & Sanitation Metropolitan District
Series 2006
Zero Coupon, 12/15/17 (a)(c)(d)(e)	3,122	655,620
Regional Transportation District (Denver Transit Partners LLC)
Series 2010
6.00%, 1/15/41	2,400	2,505,744
Sterling Ranch Community Authority Board
Series 2015A
5.50%, 12/01/35 (a)	1,500	1,534,065
Series 2017A
5.00%, 12/01/38 (a)	1,000	1,016,520
Three Springs Metropolitan District No. 3
Series 2010
7.75%, 12/01/39 (a)	1,950	2,002,182

		16,092,468

Connecticut - 1.7%
State of Connecticut
Series 2015B
5.00%, 6/15/32	7,175	7,864,374
Series 2015F
5.00%, 11/15/30-11/15/32	7,000	7,721,895
State of Connecticut Special Tax Revenue
Series 2012
5.00%, 1/01/29	6,445	6,996,305

		22,582,574

Delaware - 0.0%
Delaware State Economic Development Authority (Newark Charter School, Inc.)
Series 2016
5.00%, 9/01/46	550	587,681

District of Columbia - 1.6%
District of Columbia
Series 2010
5.00%, 10/01/34 (Pre-refunded/ETM)	700	701,764
District of Columbia (District of Columbia Pers Income Tax)
Series 2009B
5.25%, 12/01/26	9,600	10,003,680
District of Columbia Water & Sewer Authority
Series 2016A
5.00%, 10/01/36	7,000	7,952,070
Metropolitan Washington Airports Authority
Series 2016A
5.00%, 10/01/35	2,300	2,585,453

		21,242,967

	Principal Amount (000)	U.S. $ Value
Florida - 3.7%
Bexley Community Development District
Series 2016
4.70%, 5/01/36 (a)	$1,750	$1,778,350
Brevard County Health Facilities Authority (Health First, Inc. Obligated Group)
Series 2014
5.00%, 4/01/33	1,500	1,639,965
Cape Coral Health Facilities Authority (Gulf Care, Inc. Obligated Group)
Series 2015
5.875%, 7/01/40 (a)(b)	1,000	1,072,650
County of Miami-Dade FL Aviation Revenue
Series 2014A
5.00%, 10/01/33	1,700	1,892,423
Series 2015A
5.00%, 10/01/38	4,300	4,714,993
County of Miami-Dade FL Spl Tax
Series 2012B
5.00%, 10/01/30-10/01/31	9,450	10,340,335
Florida Higher Educational Facilities Financial Authority (Nova Southeastern University, Inc.)
Series 2016
5.00%, 4/01/32	1,125	1,254,589
Halifax Hospital Medical Center (Halifax Hospital Medical Center Obligated Group)
Series 2016
5.00%, 6/01/36	2,190	2,415,592
Marshall Creek Community Development District
Series 2016
6.32%, 5/01/45 (a)	125	118,675
Marshall Creek Community Development District (Marshall Creek Community Development District 2002A)
Series 2002
5.00%, 5/01/32 (a)	1,780	1,743,670
Miami-Dade County Expressway Authority
Series 2014B
5.00%, 7/01/31	3,750	4,207,387
Miami-Dade County Housing Finance Authority (Golden Associates Ltd.)
Series 1997A
6.00%, 11/01/32	250	250,250
6.05%, 11/01/39	750	750,833
North Broward Hospital District
Series 2017B
5.00%, 1/01/35	5,230	5,667,228
Orange County School Board COP
Series 2016C
5.00%, 8/01/34	5,000	5,695,250

	Principal Amount (000)	U.S. $ Value
Sarasota County Health Facilities Authority (Village on the Isle)
Series 2017A
5.00%, 1/01/42	$1,100	$1,176,351
South Florida Water Management District COP
Series 2016
5.00%, 10/01/33	5,000	5,680,050

		50,398,591

Guam - 0.0%
Guam Department of Education COP
Series 2010A
6.875%, 12/01/40	515	531,526

Hawaii - 1.5%
State of Hawaii
Series 2015E
4.00%, 10/01/34	2,510	2,641,022
Series 2016F
4.00%, 10/01/31-10/01/34	16,815	17,810,778

		20,451,800

Illinois - 5.7%
Chicago Board of Education
Series 2017D
5.00%, 12/01/31	1,800	1,885,320
Series 2017G
5.00%, 12/01/34	2,350	2,437,866
Series 2017H
5.00%, 12/01/46	1,640	1,677,654
City of Chicago IL (Chicago IL SA Lakeshore East)
Series 2003
6.75%, 12/01/32 (a)	1,384	1,390,823
Cook County Forest Preserve District
Series 2012C
5.00%, 12/15/32	7,745	8,160,752
Illinois Finance Authority (Illinois Institute of Technology)
Series 2006A
5.00%, 4/01/31	750	745,823
Illinois Finance Authority (Park Place of Elmhurst)
Series 2016A
6.44%, 5/15/55 (a)	3,345	3,284,344
Series 2016C
2.00%, 5/15/55 (a)(c)(d)(f)	590	29,371
Illinois Sports Facilities Authority (The)
AMBAC Series 2001
5.50%, 6/15/30	4,960	4,971,259
Illinois State Toll Highway Authority
Series 2017A
5.00%, 1/01/42	15,000	16,928,550
Kane Cook & DuPage Counties School District No. U-46 Elgin
Series 2015D
5.00%, 1/01/34-1/01/35	4,250	4,669,670
Metropolitan Pier & Exposition Authority
Series 2012B
5.00%, 12/15/28	11,500	12,071,665

	Principal Amount (000)	U.S. $ Value
State of Illinois
Series 2012
5.00%, 3/01/31	$2,000	$2,067,800
Series 2014
5.00%, 4/01/30-5/01/35	3,680	3,819,708
Series 2017D
5.00%, 11/01/28	8,700	9,244,446
Village of Pingree Grove IL Special Service Area No. 7
Series 2015A
4.50%, 3/01/25 (a)	770	793,231
5.00%, 3/01/36 (a)	2,323	2,404,909
Series 2015B
6.00%, 3/01/36 (a)	758	805,163

		77,388,354

Indiana - 1.7%
Indiana Finance Authority (CWA Authority, Inc.)
Series 2014A
5.00%, 10/01/32-10/01/34	12,320	13,910,746
Indiana Finance Authority (WVB East End Partners LLC)
Series 2013A
5.00%, 7/01/44	1,930	2,051,185
Indianapolis Local Public Improvement Bond Bank (Marion County Capital Improvement Board)
Series 2011K
5.00%, 6/01/27	6,840	7,340,483

		23,302,414

Iowa - 0.6%
Iowa Finance Authority (Iowa Fertilizer Co. LLC)
Series 2013B
5.25%, 12/01/50	2,505	2,660,060
Xenia Rural Water District
Series 2016
5.00%, 12/01/31-12/01/36	5,375	5,849,480

		8,509,540

Kentucky - 0.6%
Kentucky Economic Development Finance Authority (Louisville Arena Authority, Inc.)
AGM Series 2017A
5.00%, 12/01/47	2,635	2,856,287
Louisville/Jefferson County Metropolitan Government (Norton Healthcare Obligated Group)
Series 2016
5.00%, 10/01/30-10/01/33	5,000	5,647,112

		8,503,399

	Principal Amount (000)	U.S. $ Value
Louisiana - 1.8%
Louisiana Local Government Environmental Facilities & Community Development Auth (Woman’s Hospital Foundation)
Series 2017
5.00%, 10/01/33-10/01/44	$7,290	$8,119,089
Louisiana Public Facilities Authority
Series 2016
5.00%, 5/15/34 (Pre-refunded/ETM) (a)	20	23,556
Louisiana Public Facilities Authority (Ochsner Clinic Foundation)
Series 2016
5.00%, 5/15/34	1,730	1,918,414
State of Louisiana Gasoline & Fuels Tax Revenue
Series 2017C
5.00%, 5/01/34-5/01/36	13,120	15,034,883

		25,095,942

Maine - 0.4%
Maine Health & Higher Educational Facilities Authority (Stephens Memorial Hospital Association)
Series 2015
5.00%, 7/01/33	4,560	5,028,312

Maryland - 0.1%
Maryland Economic Development Corp. (Ports America Chesapeake LLC)
Series 2017A
5.00%, 6/01/35	1,035	1,153,994

Massachusetts - 1.5%
Massachusetts Development Finance Agency
Series 2010A
5.00%, 1/01/40 (Pre-refunded/ETM) (a)	1,820	1,898,879
5.00%, 1/01/40 (Pre-refunded/ETM)	180	187,801
5.50%, 1/01/30 (Pre-refunded/ETM) (a)	4,325	4,540,601
5.50%, 1/01/30 (Pre-refunded/ETM)	425	446,186
Massachusetts Development Finance Agency (Broad Institute, Inc. (The))
Series 2017
5.00%, 4/01/34	1,000	1,163,840
Massachusetts Development Finance Agency (Partners Healthcare System, Inc.)
Series 2017S
5.00%, 7/01/33	1,725	2,003,674
Massachusetts Development Finance Agency (UMass Memorial Health Care Obligated Group)
Series 2016
5.00%, 7/01/36	2,385	2,619,279
Series 2017L
5.00%, 7/01/44	5,000	5,461,600
Massachusetts Health & Educational Facilities Authority
Series 2010C
5.375%, 7/01/35 (Pre-refunded/ETM) (a)	2,245	2,387,355

		20,709,215

	Principal Amount (000)	U.S. $ Value
Michigan - 3.6%
Detroit City School District
Series 2012A
5.00%, 5/01/27-5/01/30	$7,965	$8,672,938
Michigan Finance Authority (Great Lakes Water Authority Water Supply System Revenue)
Series 2014D4
5.00%, 7/01/34	11,225	12,258,823
Michigan Finance Authority (MidMichigan Obligated Group)
Series 2014
5.00%, 6/01/34	2,000	2,210,460
Michigan Finance Authority (Public Lighting Authority)
Series 2014B
5.00%, 7/01/33	2,485	2,682,408
Michigan State Building Authority (Michigan State Building Authority Lease)
Series 2015I
5.00%, 4/15/33	7,750	8,762,228
Michigan Strategic Fund (Detroit Renewable Energy Obligated Group)
Series 2013
7.00%, 12/01/30 (a)(b)	5,840	6,499,745
Series 2016
7.50%, 12/01/25 (a)(b)(g)	1,415	1,449,427
Plymouth Educational Center Charter School
Series 2005
5.375%, 11/01/30 (h)	2,000	1,386,620
Wayne State University
Series 2009A
5.00%, 11/15/29 (Pre-refunded/ETM) (a)	3,790	3,934,399
5.00%, 11/15/29	1,425	1,474,305

		49,331,353

Minnesota - 0.8%
City of Minneapolis MN (Minneapolis Common Bond Fund)
Series 20102A
6.00%, 12/01/40	3,000	3,257,910
Housing & Redevelopment Authority of The City of St. Paul Minnesota
Series 2015A
5.00%, 11/15/40 (Pre-refunded/ETM)	1,000	1,171,550
Minnesota Higher Education Facilities Authority (St. Olaf College)
Series 20158
5.00%, 12/01/30	1,000	1,147,440
University of Minnesota
Series 2014B
4.00%, 1/01/31-1/01/34	4,500	4,735,095

		10,311,995

Mississippi - 1.2%
Mississippi Development Bank
Series 2010D
5.25%, 8/01/27 (Pre-refunded/ETM)	15,000	15,982,350

	Principal Amount (000)	U.S. $ Value
Missouri - 0.4%
Health & Educational Facilities Authority of the State of Missouri (Lutheran Senior Services Obligated Group)
Series 2010
5.50%, 2/01/42	$1,880	$1,935,761
Joplin Industrial Development Authority (Freeman Health System)
Series 2015
5.00%, 2/15/35	1,485	1,589,960
Kansas City Industrial Development Authority (Kingswood Senior Living Community)
Series 2016
6.00%, 11/15/46 (a)(b)	2,210	2,148,341

		5,674,062

Nebraska - 0.4%
Central Plains Energy Project (Goldman Sachs Group, Inc. (The))
Series 2017A
5.00%, 9/01/28	2,620	3,008,415
Omaha Public Power District
Series 2014A
5.00%, 2/01/32	2,775	3,119,183

		6,127,598

Nevada - 0.7%
City of Carson City NV (Carson Tahoe Regional Healthcare)
Series 2017
5.00%, 9/01/42	1,965	2,150,948
City of Reno NV (County of Washoe NV Sales Tax Revenue)
Series 2018C
Zero Coupon, 7/01/58 (a)(b)	3,000	334,080
County of Clark Department of Aviation (Las Vegas-McCarran International Airport)
Series 2012B
5.00%, 7/01/29	6,070	6,617,393

		9,102,421

New Jersey - 6.4%
Hudson County Improvement Authority (County of Hudson NJ)
Series 2016
5.00%, 5/01/33-5/01/34	7,935	9,009,628
Morris-Union Jointure Commission COP
AGM Series 2013
5.00%, 8/01/25	2,055	2,266,768
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease)
Series 2016B
5.50%, 6/15/30	5,840	6,663,791
Series 2017B
5.00%, 11/01/20	5,000	5,285,400

	Principal Amount (000)	U.S. $ Value
Series 2017D
5.00%, 6/15/34-6/15/35	$3,560	$3,893,495
New Jersey Economic Development Authority (Port Newark Container Terminal LLC)
Series 2017
5.00%, 10/01/37	3,320	3,578,296
New Jersey Health Care Facilities Financing Authority (New Jersey Health Care Facilities Financing Authority State Lease)
Series 2017
5.00%, 10/01/34	5,000	5,477,550
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant)
Series 2016
5.00%, 6/15/29	2,175	2,425,125
New Jersey Turnpike Authority
Series 2014A
5.00%, 1/01/33	4,750	5,313,065
Series 2015E
5.00%, 1/01/33	11,000	12,386,110
Series 2016A
5.00%, 1/01/33	8,500	9,621,660
Series 2017A
5.00%, 1/01/34	5,000	5,703,750
Tobacco Settlement Financing Corp./NJ
Series 2018B
5.00%, 6/01/46	10,000	10,774,400
Union County Utilities Authority (County of Union NJ Lease)
Series 2011A
5.25%, 12/01/31	4,340	4,735,808

		87,134,846

New York - 11.4%
City of New York NY
Series 2008B
5.25%, 9/01/23 (Pre-refunded/ETM) (a)	3,695	3,695,000
5.25%, 9/01/23	1,305	1,307,219
Series 2012G
5.00%, 4/01/29	9,550	10,477,496
Metropolitan Transportation Authority
Series 2012F
5.00%, 11/15/27	1,680	1,857,492
Series 2013B
5.00%, 11/15/32 (Pre-refunded/ETM)	5,000	5,688,050
Series 2013E
5.00%, 11/15/32	5,000	5,533,250
Series 2016D
5.00%, 11/15/31	5,000	5,713,700
Series 2017C
5.00%, 11/15/33	5,500	6,334,185
New York City Municipal Water Finance Authority
Series 2014D
5.00%, 6/15/35	4,000	4,495,800
Series 2018FF
5.00%, 6/15/39	5,000	5,777,550

	Principal Amount (000)	U.S. $ Value
New York City Transitional Finance Authority Building Aid Revenue
Series 2018S
5.00%, 7/15/36	$14,800	$17,091,336
New York City Transitional Finance Authority Future Tax Secured Revenue
Series 2012B
5.00%, 11/01/30	15,015	16,650,284
Series 2014B-1
5.00%, 8/01/32	4,000	4,543,440
Series 2014D-1
5.00%, 2/01/34	5,000	5,614,800
Series 2016B
5.00%, 8/01/32	10,000	11,496,700
Series 2017
5.00%, 2/01/36	2,500	2,853,025
New York Liberty Development Corp. (4 World Trade Center LLC)
Series 2011
5.00%, 11/15/31	2,775	3,009,765
New York State Dormitory Authority
Series 2012D
5.00%, 2/15/29 (Pre-refunded/ETM) (a)	705	773,815
New York State Dormitory Authority (State of New York Pers Income Tax)
Series 2012D
5.00%, 2/15/29	4,255	4,648,077
Series 2015E
5.00%, 3/15/34	11,000	12,488,960
5.25%, 3/15/33	2,000	2,309,240
New York State Thruway Authority (New York State Thruway Authority Gen Toll Road)
Series 2016A
5.00%, 1/01/34	2,070	2,330,116
New York State Urban Development Corp. (State of New York Pers Income Tax)
Series 2013A
5.00%, 3/15/43	5,000	5,489,250
Port Authority of New York & New Jersey
Series 2014
5.00%, 9/01/30-9/01/31	13,750	15,336,412

		155,514,962

North Carolina - 0.4%
State of North Carolina (State of North Carolina Fed Hwy Grant)
Series 2015
5.00%, 3/01/30	5,000	5,670,750

Ohio - 3.2%
City of Akron OH
Series 2014
5.00%, 12/01/33 (Pre-refunded/ETM)	4,250	4,718,350
City of Akron OH (City of Akron OH Income Tax)
Series 2012A
5.00%, 12/01/31	2,345	2,567,869

	Principal Amount (000)	U.S. $ Value
Columbus City School District
Series 2016A
5.00%, 12/01/30-12/01/31	$9,000	$10,388,320
County of Cuyahoga/OH (MetroHealth System (The))
Series 2017
5.00%, 2/15/42	8,000	8,509,360
Franklin County Convention Facilities Authority (City of Columbus OH/Franklin County Lease)
Series 2014
5.00%, 12/01/31	3,855	4,365,517
Kent State University
Series 2012A
5.00%, 5/01/29	2,000	2,185,300
Ohio Air Quality Development Authority (FirstEnergy Generation LLC)
Series 2009D
4.25%, 8/01/29 (a)	1,985	1,915,525
Ohio Air Quality Development Authority (FirstEnergy Nuclear Generation LLC)
Series 2009A
4.375%, 6/01/33 (a)	1,035	998,775
Ohio Water Development Authority Water Pollution Control Loan Fund (FirstEnergy Nuclear Generation LLC)
Series 2016A
4.375%, 6/01/33 (a)	1,090	1,051,850
Toledo-Lucas County Port Authority (CSX Transportation, Inc.)
Series 1992
6.45%, 12/15/21	6,730	7,622,600

		44,323,466

Oklahoma - 0.1%
Tulsa Airports Improvement Trust
BAM Series 2015A
5.00%, 6/01/35	1,000	1,077,330

Oregon - 0.6%
Oregon State Lottery
Series 2017A
5.00%, 4/01/34	4,000	4,643,280
Tri-County Metropolitan Transportation District of Oregon
Series 2011A
5.00%, 10/01/27 (Pre-refunded/ETM)	3,000	3,261,210

		7,904,490

Pennsylvania - 3.1%
Altoona Area School District
BAM Series 2018
5.00%, 12/01/48	1,000	1,103,210
Bensalem Township School District
Series 2013
5.00%, 6/01/30	5,000	5,612,650
Montgomery County Industrial Development Authority/PA
Series 2010

	Principal Amount (000)	U.S. $ Value
5.25%, 8/01/33 (Pre-refunded/ETM) (a)	$4,715	$5,023,785
Moon Industrial Development Authority (Baptist Home Society Obligated Group)
Series 2015
6.00%, 7/01/45 (a)	5,375	5,726,740
Pennsylvania Turnpike Commission (Pennsylvania Turnpike Commission Oil Franchise Tax)
Series 2018B
5.00%, 12/01/38-12/01/39	4,500	5,046,240
Philadelphia Authority for Industrial Development (Greater Philadelphia Health Action, Inc.)
Series 2015A
6.375%, 6/01/40 (a)	3,100	3,196,162
Philadelphia Authority for Industrial Development (LLPCS Foundation)
Series 2005A
5.25%, 7/01/24 (a)(c)(d)(f)	1,030	10,300
Sports & Exhibition Authority of Pittsburgh and Allegheny County (Sports & Exhibition Authority of Pittsburgh and Allegheny County Sales Tax)
AGM Series 2010
5.00%, 2/01/31	6,925	7,284,754
State Public School Building Authority (School District of Philadelphia (The))
Series 2012
5.00%, 4/01/30-4/01/31	6,500	6,871,220
Township of Lower Paxton PA
Series 2014
5.00%, 4/01/31	1,685	1,892,558

		41,767,619

Puerto Rico - 0.1%
Puerto Rico Industrial Tourist Educational Medical & Envirml Ctl Facs Fing Auth (AES Puerto Rico LP)
Series 2000
6.625%, 6/01/26	1,800	1,728,000

Rhode Island - 0.1%
Rhode Island Commerce Corp. (Providence Place Group LP)
AGC Series 2000
6.125%, 7/01/20	1,480	1,486,053

South Carolina - 1.3%
South Carolina Public Service Authority
Series 2016A
5.00%, 12/01/33	4,150	4,539,187
Series 2016B
5.00%, 12/01/36-12/01/56	12,775	13,755,009

		18,294,196

	Principal Amount (000)	U.S. $ Value
South Dakota - 0.2%
South Dakota State Building Authority (South Dakota State Building Authority Lease)
Series 2014A
5.00%, 6/01/34	$2,725	$3,046,795

Tennessee - 0.6%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax)
Series 2016A
5.00%, 12/01/35 (a)(b)	2,785	2,661,095
5.125%, 12/01/42 (a)(b)	1,000	951,320
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd (Vanderbilt University Medical Center)
Series 2016
5.00%, 7/01/35	4,325	4,824,884

		8,437,299

Texas - 15.3%
Arlington Higher Education Finance Corp. (Harmony Public Schools)
Series 2016A
5.00%, 2/15/33	1,410	1,595,866
Arlington Higher Education Finance Corp. (Wayside Schools)
Series 2016A
4.375%, 8/15/36	615	614,606
Bexar County Hospital District
Series 2018
5.00%, 2/15/48	9,000	10,049,130
Central Texas Regional Mobility Authority
Series 2016
5.00%, 1/01/32-1/01/34	4,250	4,689,083
Central Texas Turnpike System
Series 2015C
5.00%, 8/15/34	10,000	10,848,800
City of El Paso TX Water & Sewer Revenue
Series 2014
5.00%, 3/01/30	1,000	1,125,840
City of Houston TX (City of Houston TX Hotel Occupancy Tax)
Series 2015
5.00%, 9/01/31	2,500	2,775,100
City of Houston TX Airport System Revenue
AGM Series 2000P
3.921%, 7/01/30 (i)	1,575	1,575,000
XLCA Series 2002D
4.146%, 7/01/32 (i)	11,175	11,175,000
City of Houston TX Airport System Revenue (United Airlines, Inc.)
Series 2015B
5.00%, 7/15/30	4,650	5,051,295
Series 2018
5.00%, 7/15/28	1,300	1,462,539
City of Houston TX Combined Utility System Revenue
Series 2016B
5.00%, 11/15/36	7,000	8,010,100
Series 2018D
5.00%, 11/15/35-11/15/38	16,990	19,657,983

	Principal Amount (000)	U.S. $ Value
City of San Antonio TX Electric & Gas Systems Revenue
Series 2009A
5.25%, 2/01/24 (Pre-refunded/ETM)	$3,260	$3,307,303
Clifton Higher Education Finance Corp. (IDEA Public Schools)
Series 2015
5.00%, 8/15/35-8/15/39	5,905	6,562,534
Series 2016A
5.00%, 8/15/38	1,855	2,075,151
Dallas/Fort Worth International Airport
Series 2012F
5.00%, 11/01/28	13,680	14,466,874
Grand Parkway Transportation Corp.
Series 2018A
5.00%, 10/01/35-10/01/36	17,860	20,631,871
Irving Hospital Authority (Baylor Medical Center at Irving)
Series 2017A
5.00%, 10/15/44	1,785	1,927,389
Mission Economic Development Corp. (Natgasoline LLC)
Series 2016B
5.75%, 10/01/31 (b)	2,790	2,877,578
North East Texas Regional Mobility Authority
Series 2016
5.00%, 1/01/46	3,330	3,603,060
North Texas Tollway Authority
Series 2011D
5.00%, 9/01/30 (Pre-refunded/ETM) (a)	7,500	8,172,450
Series 2015A
5.00%, 1/01/34-1/01/35	15,585	17,317,123
Series 2015B
5.00%, 1/01/34	1,700	1,902,725
Series 2016A
5.00%, 1/01/36	1,000	1,120,780
State of Texas
Series 2017B
5.00%, 10/01/33	13,585	15,869,725
Tarrant County Cultural Education Facilities Finance Corp.
Series 2010
8.125%, 11/15/44 (Pre-refunded/ETM) (a)	2,150	2,435,241
Tarrant County Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.)
Series 2007
5.50%, 11/15/22 (c)	2,210	1,988,779
Series 2015I
5.50%, 11/15/45 (c)	1,670	1,441,895
Tarrant County Cultural Education Facilities Finance Corp. (Edgemere Retirement Senior Quality Lifestyles Corp.)
Series 2015A
5.00%, 11/15/45	3,785	3,930,609
Series 2015B

	Principal Amount (000)	U.S. $ Value
5.00%, 11/15/36	$1,850	$1,931,622
Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way)
Series 2009A
8.00%, 11/15/28 (a)(c)	2,000	1,980,360
Texas Private Activity Bond Surface Transportation Corp. (LBJ Infrastructure Group LLC)
Series 2010
7.00%, 6/30/40	9,040	9,758,770
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC)
Series 2009
6.875%, 12/31/39	2,280	2,411,602
Texas State Public Finance Authority Charter School Finance Corp. (KIPP Austin Public Schools, Inc.)
Series 2014A
5.00%, 8/15/32-8/15/34	3,330	3,694,241

		208,038,024

Utah - 0.1%
Timber Lakes Water Special Service District
Series 2011
8.125%, 6/15/31 (a)	695	746,868

Virginia - 1.3%
Cherry Hill Community Development Authority (Potomac Shores Project)
Series 2015
5.40%, 3/01/45 (a)(b)	1,415	1,449,965
Hampton Roads Transportation Accountability Commission
Series 2018A
5.00%, 7/01/48	11,480	13,223,697
Stafford County Economic Development Authority (Mary Washington Healthcare Obligated Group)
Series 2016
5.00%, 6/15/34	2,500	2,764,025

		17,437,687

Washington - 1.8%
Clark County Public Utility District No. 1
Series 2010
5.00%, 1/01/23 (Pre-refunded/ETM) (a)	6,155	6,413,510
5.00%, 1/01/23	6,480	6,725,333
Energy Northwest (Bonneville Power Administration)
Series 2017A
5.00%, 7/01/34	5,440	6,314,208
FYI Properties (FYI Properties WA State Lease)
Series 2009
5.00%, 6/01/27	615	627,853
5.25%, 6/01/26	4,000	4,092,360

		24,173,264

	Principal Amount (000)	U.S. $ Value
West Virginia - 0.5%
West Virginia Economic Development Authority
Series 2010A
5.00%, 6/15/35 (Pre-refunded/ETM)	$5,000	$5,283,100
West Virginia Economic Development Authority (Morgantown Energy Associates)
Series 2016
2.875%, 12/15/26	2,045	1,961,932

		7,245,032

Wisconsin - 1.3%
Oneida Tribe of Indians of Wisconsin (Oneida Tribe of Indians of Wisconsin Sales Tax)
Series 2011
6.50%, 2/01/31(b)	2,465	2,553,641
Wisconsin Health & Educational Facilities Authority
Series 2012C
5.00%, 8/15/32 (Pre-refunded/ETM) (a)	2,300	2,544,766
Wisconsin Public Finance Authority (American Dream at Meadowlands Project)
Series 2017
7.00%, 12/01/50 (a)(b)	1,495	1,727,099
Wisconsin Public Finance Authority (Celanese US Holdings LLC)
Series 2016A
5.00%, 1/01/24 (b)	3,395	3,747,673
Series 2016B
5.00%, 12/01/25 (b)	1,795	2,025,675
Wisconsin Public Finance Authority (Pine Lake Preparatory, Inc.)
Series 2015
5.50%, 3/01/45 (b)	3,465	3,558,035
Wisconsin Public Finance Authority (Roseman University of Health Sciences)
Series 2015
5.875%, 4/01/45	1,000	1,074,500

		17,231,389

Total Long-Term Municipal Bonds (cost $1,222,416,180)		1,250,656,723

Short-Term Municipal Notes - 8.1%
Massachusetts - 3.0%
Commonwealth of Massachusetts
Series 2018B
4.00%, 5/23/19	40,000	40,648,400

Texas - 5.1%
Harris County Industrial Development Corp. (Exxon Mobil Corp.)
Series 1997
1.56%, 4/01/32 (j)	14,030	14,030,000

	Principal Amount (000)	U.S. $ Value
State of Texas
Series 2018
4.00%, 8/29/19 (k)	$55,220	$56,382,381

		70,412,381

Total Short-Term Municipal Notes (cost $111,079,716)		111,060,781

Total Municipal Obligations (cost $1,333,495,896)		1,361,717,504

	Shares
SHORT-TERM INVESTMENTS - 3.1%
Investment Companies - 3.1%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 1.87% (l)(m)(n) (cost $41,760,543)	41,760,543	41,760,543

Total Investments - 103.0% (cost $1,375,256,439) (o)		1,403,478,047
Other assets less liabilities - (3.0)%		(41,276,883)

Net Assets - 100.0%		$1,362,201,164

INFLATION (CPI) SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/ Received	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank, NA	USD	37,948	8/30/20	2.210%	CPI	#	Maturity	$10,719
Barclays Bank PLC	USD	37,026	8/31/20	2.235%	CPI	#	Maturity	(9,427)
Barclays Bank PLC	USD	37,026	9/04/20	2.248%	CPI	#	Maturity	(7,916)

								$(6,624)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

(a)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2018, the aggregate market value of these securities amounted to $40,496,158 or 3.0% of net assets.

(c)	Illiquid security.
(d)	Non-income producing security.
(e)	Defaulted matured security.
(f)	Defaulted.
(g)	Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.
(h)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Plymouth Educational Center Charter School Series 2005
5.375%, 11/01/2030	11/30/05	$2,000,000	$1,386,620	0.10%

(i)

An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of August 31, 2018 and the aggregate market value of these securities amounted to $12,750,000 or 0.94% of net assets.

(j)

Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(k)	When-Issued or delayed delivery security.
(l)	Affiliated investments.
(m)	The rate shown represents the 7-day yield as of period end.
(n)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(o)

As of August 31, 2018, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $36,445,308 and gross unrealized depreciation of investments was $(8,230,324), resulting in net unrealized appreciation of $28,214,984.

As of August 31, 2018, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 3.1% and 0.1%, respectively.

Glossary:

AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
BAM	-	Build American Mutual
CFD	-	Community Facilities District
COP	-	Certificate of Participation
ETM	-	Escrowed to Maturity
NATL	-	National Interstate Corporation
XLCA	-	XL Capital Assurance Inc.

AB Municipal Income Fund, Inc.

AB National Portfolio

August 31, 2018 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of August 31, 2018:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$1,153,222,702		$97,434,021		$1,250,656,723
Short-Term Municipal Notes		– 0	–	111,060,781		– 0	–	111,060,781
Short-Term Investments		41,760,543		– 0	–	– 0	–	41,760,543

Total Investments in Securities		41,760,543		1,264,283,483		97,434,021		1,403,478,047
Other Financial Instruments (a):
Assets:
Inflation (CPI) Swaps		– 0	–	10,719		– 0	–	10,719
Liabilities:
Inflation (CPI) Swaps		– 0	–	(17,343)		– 0	–	(17,343)

Total (b)		$41,760,543		$1,264,276,859		$97,434,021		$1,403,471,423

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

(b)	There were no transfers between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Total
Balance as of 5/31/18	$93,656,895		$93,656,895
Accrued discounts/(premiums)	(51,548)		(51,548)
Realized gain (loss)	990,017		990,017
Change in unrealized appreciation/depreciation	(419,565)		(419,565)
Purchases	10,803,095		10,803,095
Sales	(9,888,002)		(9,888,002)
Transfers in to Level 3	2,343,129		2,343,129	(a)
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 8/31/18	$97,434,021		$97,434,021

Net change in unrealized appreciation/depreciation from investments held as of 8/31/18	$9,579		$9,579

(a)	There were de minimis transfers under 1% of net assets during the reporting period.

As of August 31, 2018, all Level 3 securities were priced by third party vendors.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios or performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended August 31, 2018 is as follows:

Portfolio	Market Value 5/31/18 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 8/31/18 (000)	Dividend Income (000)
Government Money Market Portfolio	$5,106	$142,558	$105,903	$41,761	$181

AB Municipal Income Fund, Inc.

AB High Income Municipal Portfolio

Portfolio of Investments

August 31, 2018 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 101.6%
Long-Term Municipal Bonds - 101.6%
Alabama - 1.0%
County of Jefferson AL Sewer Revenue
Series 2013D
6.00%, 10/01/42	$18,565	$21,359,404
Cullman County Health Care Authority (Cullman Regional Medical Center, Inc.)
Series 2009A
6.25%, 2/01/23	1,000	1,011,160
7.00%, 2/01/36	3,130	3,168,530

		25,539,094

American Samoa - 0.2%
American Samoa Economic Development Authority (Territory of American Samoa)
Series 2015A
6.625%, 9/01/35	5,000	4,885,300

Arizona - 1.2%
Glendale Industrial Development Authority (Beatitudes Campus (The))
Series 2017
5.00%, 11/15/40-11/15/45 (a)	5,765	5,914,117
Glendale Industrial Development Authority (Glencroft Retirement Community Obligated Group)
Series 2016
5.25%, 11/15/46-11/15/51 (a)	1,950	1,980,930
Industrial Development Authority of the City of Phoenix (The)
Series 2012
6.30%, 7/01/42 (a)	1,000	1,119,440
Industrial Development Authority of the City of Phoenix (The) (Deer Valley Assisted Living Facility LLC)
Series 2016A
5.125%, 7/01/36 (a)	4,400	4,311,560
Industrial Development Authority of the City of Phoenix (The) (GreatHearts Arizona)
Series 2014
5.00%, 7/01/44	10,690	11,222,789
Maricopa County Industrial Development Authority (Reid Traditional Schools Painted Rock Academy)
Series 2016
5.00%, 7/01/47	1,375	1,429,904
Quechan Indian Tribe of Fort Yuma
Series 2012A
9.75%, 5/01/25	1,995	2,228,714
Tempe Industrial Development Authority (Friendship Village of Tempe)
Series 2012A
6.25%, 12/01/42-12/01/46 (a)	3,000	3,203,865

	Principal Amount (000)	U.S. $ Value
Tempe Industrial Development Authority (Mirabella at ASU, Inc.)
Series 2017A
6.125%, 10/01/47 (a)(b)	$1,225	$1,353,625

		32,764,944

California - 6.2%
Abag Finance Authority for Nonprofit Corps. (Episcopal Senior Communities)
Series 2011
6.125%, 7/01/41	2,400	2,613,624
Alameda Corridor Transportation Authority
Series 2016B
5.00%, 10/01/35	5,000	5,601,700
California Municipal Finance Authority
Series 2011B
7.75%, 4/01/31 (a)	2,560	2,880,230
California Municipal Finance Authority (Goodwill Industries of Sacramento Valley & Northern Nevada, Inc.)
Series 2012A
6.625%, 1/01/32 (a)(b)	1,000	1,064,180
6.875%, 1/01/42 (a)(b)	3,500	3,741,325
Series 2014
5.00%, 1/01/35 (a)	1,050	1,030,407
5.25%, 1/01/45 (a)	2,025	2,002,057
California Municipal Finance Authority (LAX Integrated Express Solutions LLC)
Series 2018A
5.00%, 12/31/43	3,375	3,768,660
California Municipal Finance Authority (Partnerships to Uplift Communities Lakeview Terrace and Los Angeles Project)
Series 2012A
5.30%, 8/01/47	1,675	1,709,203
California Municipal Finance Authority (Rocketship Education Obligated Group)
Series 2014A
7.00%, 6/01/34 (a)	3,800	4,270,212
7.25%, 6/01/43 (a)	6,565	7,399,543
California Municipal Finance Authority (Rocketship Seven-Alma Academy)
Series 2012A
6.25%, 6/01/43 (a)	3,235	3,449,319
California Municipal Finance Authority (UTS Bioenergy LLC)
Series 2011A-1
7.50%, 12/01/32 (a)(c)(d)(e)	3,795	569,250
California Pollution Control Financing Authority (Poseidon Resources Channelside LP)
Series 2012
5.00%, 11/21/45 (b)	11,865	12,495,981
California School Finance Authority (ACE Charter Schools Obligated Group)
Series 2016A
5.00%, 6/01/52 (a)(b)	2,045	2,051,360

	Principal Amount (000)	U.S. $ Value
California School Finance Authority (Alliance College-Ready Public Schools Facilities Corp.)
Series 2016A
5.00%, 7/01/46-7/01/51 (b)	$5,250	$5,578,720
California School Finance Authority (Bright Star Schools Obligated Group)
Series 2017
5.00%, 6/01/54 (a)(b)	1,165	1,191,410
California School Finance Authority (Kipp LA)
Series 2014A
5.125%, 7/01/44	2,850	3,084,099
California School Finance Authority (Partnerships to Uplift Communities Valley Project)
Series 2014A
6.40%, 8/01/34 (b)	1,000	1,066,030
6.75%, 8/01/44 (b)	6,180	6,638,000
California School Finance Authority (Tri-Valley Learning Corp.)
Series 2012A
7.00%, 6/01/47 (a)(c)(d)(e)	8,995	6,701,275
California Statewide Communities Development Authority (Amino Inglewood CA High School)
Series 2011A
7.25%, 8/01/41	2,000	2,230,620
California Statewide Communities Development Authority (Eskaton Properties, Inc. Obligated Group)
Series 2012
5.25%, 11/15/34	3,470	3,748,398
California Statewide Communities Development Authority (John Muir Health)
Series 2016A
5.00%, 8/15/41	1,000	1,125,370
California Statewide Communities Development Authority (Loma Linda University Medical Center)
Series 2016A
5.00%, 12/01/46 (b)	3,400	3,656,972
California Statewide Communities Development Authority (Rocketship Four-Mosaic Elementary)
Series 2011A
8.50%, 12/01/41 (a)	4,000	4,553,080
California Statewide Communities Development Authority (Rocklin Academy)
Series 2011A
8.25%, 6/01/41	4,050	4,487,481
California Statewide Communities Development Authority (Terraces at San Joaquin Gardens (The))
Series 2012A
5.625%, 10/01/32 (a)	1,000	1,069,390
6.00%, 10/01/47 (a)	1,000	1,077,160

	Principal Amount (000)	U.S. $ Value
City of San Buenaventura CA (Community Memorial Health System)
Series 2011
7.50%, 12/01/41	$4,500	$4,992,390
Los Angeles County Public Works Financing Authority (Los Angeles County Public Works Financing Authority Lease)
Series 2016D
5.00%, 12/01/45	6,150	6,970,410
Municipal Improvement Corp. of Los Angeles (Municipal Improvement Corp. of Los Angeles Lease)
Series 2016B
4.00%, 11/01/34-11/01/36	8,025	8,497,053
Norco Community Redevelopment Agency Successor Agency
Series 2010
6.00%, 3/01/36	450	479,844
San Joaquin Hills Transportation Corridor Agency
Series 2014A
5.00%, 1/15/44	5,600	6,091,736
Series 2014B
5.25%, 1/15/44	4,000	4,372,080
Southern California Logistics Airport Authority
XLCA Series 2006
5.00%, 12/01/36 (a)	3,600	3,601,368
Successor Agency to Richmond Community Redevelopment Agency
Series 2010A
6.00%, 9/01/30	1,235	1,327,082
University of California
Series 2013A
5.00%, 5/15/32 (f)	10,000	11,251,600
University of California CA Revenues
5.00%, 5/15/33 (f)	9,000	10,105,020
West Contra Costa Healthcare District
Series 2011
6.25%, 7/01/42 (a)	5,900	6,450,057

		164,993,696

Colorado - 1.3%
Centerra Metropolitan District No. 1
Series 2017
5.00%, 12/01/37 (a)(b)	5,730	5,876,459
Central Platte Valley Metropolitan District
Series 2014
5.00%, 12/01/43	1,250	1,323,013
Clear Creek Station Metropolitan District No. 2
Series 2017A
5.00%, 12/01/47 (a)	1,000	1,020,000
Colorado Educational & Cultural Facilities Authority (STEM School Academy)
Series 2014
5.00%, 11/01/44	890	892,750
5.125%, 11/01/49	765	766,744

	Principal Amount (000)	U.S. $ Value
Colorado Health Facilities Authority (Catholic Health Initiatives)
Series 2013
5.25%, 1/01/40	$5,795	$6,193,406
Colorado Health Facilities Authority (Christian Living Communities)
Series 2016
5.00%, 1/01/31 (a)	2,975	3,142,730
Colorado Health Facilities Authority (Evangelical Lutheran Good Samaritan Obligated Group)
Series 2012
5.00%, 12/01/42	2,690	2,836,874
Colorado Health Facilities Authority (Sunny Vista Living Center)
Series 2015A
6.125%, 12/01/45 (a)(b)	1,750	1,843,223
6.25%, 12/01/50 (a)(b)	1,000	1,057,630
Copperleaf Metropolitan District No. 2
Series 2015
5.75%, 12/01/45 (a)	1,000	1,046,290
E-470 Public Highway Authority
Series 2010C
5.25%, 9/01/25	600	638,322
Fitzsimons Village Metropolitan District No. 1
Series 2010A
7.50%, 3/01/40 (a)	1,293	1,333,096
Plaza Metropolitan District No. 1
Series 2013
5.00%, 12/01/40 (a)(b)	1,000	1,030,310
Sterling Ranch Community Authority Board
Series 2015A
5.75%, 12/01/45 (a)	1,610	1,652,230
Series 2017A
5.00%, 12/01/47 (a)	2,000	2,021,200
Three Springs Metropolitan District No. 3
Series 2010
7.75%, 12/01/39 (a)	2,550	2,618,238

		35,292,515

Connecticut - 1.9%
State of Connecticut
Series 2013E
5.00%, 8/15/31	7,850	8,461,515
Series 2016A
5.00%, 3/15/32	7,630	8,413,448
Series 2016E
5.00%, 10/15/33	12,765	14,115,920
Series 2017A
5.00%, 4/15/32-4/15/35	13,150	14,524,598
Series 2018A
5.00%, 4/15/37	3,885	4,273,694
Series 2018E
5.00%, 9/15/37 (g)	1,000	1,103,480

		50,892,655

	Principal Amount (000)	U.S. $ Value
Delaware - 0.0%
Delaware State Economic Development Authority (Newark Charter School, Inc.)
Series 2012
5.00%, 9/01/42	$575	$596,586

District of Columbia - 0.9%
District of Columbia
Series 2011
6.625%, 3/01/41 (a)	1,850	2,067,264
Series 2013
6.00%, 7/01/48	2,900	3,414,547
District of Columbia (American Society of Hematology, Inc. (The))
Series 2009
5.00%, 7/01/36	3,000	3,239,820
District of Columbia (Friendship Public Charter School, Inc.)
Series 2012
5.00%, 6/01/42	2,660	2,793,292
Series 2016A
5.00%, 6/01/41-6/01/46	3,705	4,008,595
District of Columbia (KIPP DC Obligated Group)
Series 2017A
5.00%, 7/01/42-7/01/48	6,800	7,423,390

		22,946,908

Florida - 5.1%
Alachua County Health Facilities Authority (Bonita Springs Retirement Village, Inc.)
Series 2011A
8.125%, 11/15/46 (a)	5,000	5,539,500
Alachua County Health Facilities Authority (Oak Hammock at the University of Florida, Inc.)
Series 2012A
8.00%, 10/01/42-10/01/46 (a)	4,065	4,660,175
Alachua County Health Facilities Authority (Shands Teaching Hospital and Clinics Obligated Group)
Series 2014A
5.00%, 12/01/44	4,000	4,310,200
Bexley Community Development District
Series 2016
4.875%, 5/01/47 (a)	2,090	2,126,638
Cape Coral Health Facilities Authority (Gulf Care, Inc. Obligated Group)
Series 2015
6.00%, 7/01/50 (a)(b)	1,550	1,665,398
Capital Trust Agency, Inc. (AVIVA SENIOR LIFE)
Series 2017
5.00%, 7/01/46 (a)(b)	1,500	1,526,670

	Principal Amount (000)	U.S. $ Value
City of Lakeland FL (Florida Southern College)
Series 2012A
5.00%, 9/01/37-9/01/42	$1,500	$1,573,400
City of Tallahassee FL (Tallahassee Memorial HealthCare, Inc.)
Series 2015A
5.00%, 12/01/44	6,830	7,304,480
Collier County Health Facilities Authority (The Moorings)
Series 2015A
5.00%, 5/01/45	3,950	4,294,005
Martin County Health Facilities Authority (Martin Memorial Medical Center, Inc.)
Series 2012
5.50%, 11/15/32-11/15/42	9,050	9,754,039
Martin County Industrial Development Authority (Indiantown Cogeneration LP)
Series 2013
4.20%, 12/15/25 (b)	6,710	6,846,951
Miami Beach Health Facilities Authority (Mount Sinai Medical Center of Florida, Inc.)
Series 2012
5.00%, 11/15/29	4,365	4,649,729
Series 2014
5.00%, 11/15/39-11/15/44	14,850	15,669,331
Mid-Bay Bridge Authority
Series 2011A
7.25%, 10/01/40	1,035	1,194,100
North Broward Hospital District
Series 2017B
5.00%, 1/01/37-1/01/48	25,135	26,906,895
Sarasota County Health Facilities Authority (Village On the Isle)
Series 2017A
5.00%, 1/01/47-1/01/52	6,950	7,390,767
South Miami Health Facilities Authority (Baptist Health South Florida Obligated Group)
Series 2017
5.00%, 8/15/35-8/15/47	16,875	19,033,144
Town of Davie FL (Nova Southeastern University, Inc.)
Series 2013A
6.00%, 4/01/42	9,050	10,185,232

		134,630,654

Georgia - 0.3%
Glynn-Brunswick Memorial Hospital Authority
Series 2017
5.00%, 8/01/47	2,650	2,884,075
Private Colleges & Universities Authority (Savannah College of Art & Design, Inc.)
Series 2014
5.00%, 4/01/44	5,000	5,371,350

		8,255,425

	Principal Amount (000)	U.S. $ Value
Guam - 0.0%
Guam Department of Education COP
Series 2010A
6.875%, 12/01/40	$910	$939,202

Idaho - 0.2%
Idaho Housing & Finance Association (Battelle Energy Alliance LLC)
Series 2010A
7.00%, 2/01/36	4,000	4,373,400

Illinois - 14.2%
Chicago Board of Education
Series 2011A
5.25%, 12/01/41	5,000	5,093,400
Series 2015C
5.25%, 12/01/35-12/01/39	15,500	16,021,617
Series 2016A
7.00%, 12/01/44	3,095	3,593,109
Series 2017A
7.00%, 12/01/46 (b)	3,500	4,178,545
Series 2017B
6.75%, 12/01/30 (b)	11,365	13,622,203
7.00%, 12/01/42 (b)	2,400	2,873,352
Series 2017C
5.00%, 12/01/34	5,055	5,244,006
Series 2017G
5.00%, 12/01/44	8,150	8,349,349
Series 2018A
5.00%, 12/01/28-12/01/33	11,150	11,685,755
Chicago O’Hare International Airport
Series 2017D
5.25%, 1/01/32-1/01/36	10,170	11,707,558
Chicago O’Hare International Airport (Chicago O’Hare International Airport Customer Facility Charge)
Series 2013
5.75%, 1/01/43	2,055	2,305,422
Chicago Transit Authority (Chicago Transit Authority Sales Tax)
Series 2011
5.25%, 12/01/31	5,000	5,360,500
Series 2014
5.25%, 12/01/49	8,000	8,834,720
City of Chicago IL
Series 2010A
4.00%, 12/01/18	595	597,469
Series 2012A
5.00%, 1/01/34	695	714,203
Series 2014A
5.00%, 1/01/23-1/01/36	2,485	2,595,105
Series 20152
5.00%, 1/01/25	400	427,428
Series 2015A
5.00%, 1/01/19	600	604,422
5.50%, 1/01/33	1,000	1,079,520
Series 2016C
5.00%, 1/01/38	590	616,049
City of Chicago IL (Goldblatts Supportive Living Project)
Series 2013
6.375%, 12/01/52 (a)(h)	7,950	6,901,633

	Principal Amount (000)	U.S. $ Value
City of Chicago IL (Metramarket of Chicago LLC)
Series 2010A
6.87%, 2/15/24	$709	$709,342
Illinois Finance Authority (Ascension Health Credit Group)
Series 2016C
5.00%, 2/15/32-2/15/36	12,535	14,291,496
Illinois Finance Authority (CHF-Chicago LLC)
Series 2017A
5.00%, 2/15/47-2/15/50	2,790	3,007,152
Illinois Finance Authority (Illinois Institute of Technology)
Series 2006A
5.00%, 4/01/19-4/01/36	7,675	7,549,205
Illinois Finance Authority (Lake Forest College)
Series 2012A
6.00%, 10/01/48	1,300	1,386,502
Illinois Finance Authority (Lutheran Home & Services Obligated Group)
Series 2012
5.625%, 5/15/42 (a)	7,525	7,864,302
5.75%, 5/15/46 (a)	4,740	4,965,529
Illinois Finance Authority (Mercy Health System Obligated Group)
Series 2016
5.00%, 12/01/40-12/01/46	16,000	17,378,040
Illinois Finance Authority (Park Place of Elmhurst)
Series 2016A
6.33%, 5/15/48 (a)	4,344	4,235,217
6.44%, 5/15/55 (a)	8,560	8,404,915
Series 2016C
2.00%, 5/15/55 (a)(d)(e)(h)	2,277	113,304
Illinois Finance Authority (Plymouth Place, Inc.)
Series 2013
6.00%, 5/15/43	7,500	8,181,225
Series 2015
5.25%, 5/15/50	2,300	2,375,785
Illinois Finance Authority (Rosalind Franklin University of Medicine & Science)
Series 2017C
5.00%, 8/01/49	1,075	1,155,668
Illinois Finance Authority (Silver Cross Hospital Obligated Group)
Series 2015C
5.00%, 8/15/44	4,500	4,815,450
Illinois State Toll Highway Authority
Series 2015B
5.00%, 1/01/36-1/01/40	22,300	24,706,745
Series 2016A
5.00%, 12/01/32	7,735	8,717,809

	Principal Amount (000)	U.S. $ Value
Metropolitan Pier & Exposition Authority
Series 2012
Zero Coupon, 12/15/41-12/15/50	$44,175	$11,957,513
Series 2017A
5.00%, 6/15/57	6,885	7,331,423
Series 2017B
Zero Coupon, 12/15/54	8,000	1,324,960
State of Illinois
Series 2014
5.00%, 5/01/29-5/01/36	30,190	31,281,092
Series 2016
5.00%, 2/01/25-11/01/35	47,125	49,950,101
Series 2017D
5.00%, 11/01/28	12,000	12,750,960
Village of Antioch IL (Village of Antioch IL Spl Tax)
Series 2016A
4.50%, 3/01/33 (a)	10,272	9,963,224
Series 2016B
7.00%, 3/01/33 (a)	4,430	4,316,149
Village of Pingree Grove IL Special Service Area No. 7
Series 2015A
4.50%, 3/01/25 (a)	2,966	3,055,484
5.00%, 3/01/36 (a)	8,969	9,285,247
Series 2015B
6.00%, 3/01/36 (a)	2,923	3,104,869

		376,584,073

Indiana - 1.6%
Indiana Finance Authority (Bethany Circle of King’s Daughters’ of Madison Indiana, Inc. (The))
Series 2010
5.50%, 8/15/40-8/15/45	8,010	8,344,070
Indiana Finance Authority (Marquette Manor LLC)
Series 2012
4.75%, 3/01/32	5,535	5,656,216
Indiana Finance Authority (Marquette Manor)
Series 2015A
5.00%, 3/01/39	2,675	2,831,247
Indiana Finance Authority (WVB East End Partners LLC)
Series 2013A
5.00%, 7/01/44-7/01/48	22,595	23,998,234
Town of Chesterton IN (StoryPoint Obligated Group)
Series 2016
6.375%, 1/15/51 (a)(b)	2,000	2,085,920

		42,915,687

Iowa - 0.4%
Iowa Finance Authority (Iowa Fertilizer Co. LLC)
Series 2013B
5.25%, 12/01/50	6,060	6,435,114

	Principal Amount (000)	U.S. $ Value
Xenia Rural Water District
Series 2016
5.00%, 12/01/41	$4,000	$4,298,520

		10,733,634

Kansas - 0.4%
City of Lawrence KS (Lawrence Memorial Hospital/KS)
Series 2018
5.00%, 7/01/43	7,500	8,329,125
Kansas Development Finance Authority (Village Shalom Obligated Group)
Series 2018A
5.25%, 11/15/53 (a)	3,000	2,999,760

		11,328,885

Kentucky - 1.8%
Kentucky Economic Development Finance Authority (Baptist Healthcare System Obligated Group)
Series 2017B
5.00%, 8/15/46	7,855	8,422,288
Kentucky Economic Development Finance Authority (Catholic Health Initiatives)
Series 2013
5.375%, 1/01/40	3,250	3,489,590
Kentucky Economic Development Finance Authority (Louisville Arena Authority, Inc.)
AGM Series 2017A
5.00%, 12/01/45	5,000	5,562,400
Kentucky Economic Development Finance Authority (Masonic Home Independent Living II, Inc.)
Series 2016A
5.00%, 5/15/46-5/15/51 (a)	8,000	8,324,860
Kentucky Economic Development Finance Authority (Masonic Homes of Kentucky, Inc. Obligated Group)
Series 2012
5.375%, 11/15/42 (a)	7,765	8,093,848
5.50%, 11/15/45 (a)	2,350	2,457,019
Kentucky Economic Development Finance Authority (Owensboro Health, Inc. Obligated Group)
Series 2017A
5.00%, 6/01/37	4,045	4,352,986
5.25%, 6/01/41	3,650	3,969,448
Kentucky Economic Development Finance Authority (Rosedale Green)
Series 2015
5.75%, 11/15/50 (a)	2,650	2,734,721

		47,407,160

	Principal Amount (000)	U.S. $ Value
Louisiana - 1.7%
Jefferson Parish Hospital Service District No. 2
Series 2011
6.375%, 7/01/41	$5,775	$6,002,650
Louisiana Local Government Environmental Facilities & Community Development Auth (St. James Place of Baton Rouge)
Series 2015A
6.25%, 11/15/45 (a)	7,625	8,421,965
Louisiana Local Government Environmental Facilities & Community Development Auth (Woman’s Hospital Foundation)
Series 2017
5.00%, 10/01/41	5,000	5,525,350
Louisiana Public Facilities Authority
Series 2016
5.00%, 5/15/47 (a)	25	29,445
Louisiana Public Facilities Authority (Louisiana Pellets, Inc.)
Series 2013B
10.50%, 7/01/39 (a)(c)(d)	7,250	73
Series 2014A
8.375%, 7/01/39 (a)(c)(d)	17,000	170
Louisiana Public Facilities Authority (Louisiana State University & Agricultural & Mechanical College Lease)
Series 2016A
5.00%, 7/01/51	10,000	10,854,200
Louisiana Public Facilities Authority (Ochsner Clinic Foundation)
Series 2016
5.00%, 5/15/47	2,080	2,274,085
Series 2017
5.00%, 5/15/42	5,000	5,498,750
New Orleans Aviation Board
Series 2017B
5.00%, 1/01/48	2,350	2,574,049
St. Tammany Parish Finance Authority (Christwood)
Series 2015
5.25%, 11/15/37 (a)	4,600	4,894,262

		46,074,999

Maine - 1.0%
Finance Authority of Maine (Casella Waste Systems, Inc.)
Series 2017
5.25%, 1/01/25 (b)	7,270	7,810,597
Maine Health & Higher Educational Facilities Authority (MaineGeneral Health Obligated Group)
Series 2011
6.75%, 7/01/36-7/01/41	8,440	9,081,670

	Principal Amount (000)	U.S. $ Value
Maine Health & Higher Educational Facilities Authority (Stephens Memorial Hospital Association)
Series 2015
5.00%, 7/01/39	$8,100	$8,819,118

		25,711,385

Maryland - 0.5%
City of Westminster MD (Lutheran Village at Miller’s Grant, Inc.(The))
Series 2014A
6.00%, 7/01/34 (a)	1,500	1,604,505
6.125%, 7/01/39 (a)	750	805,410
6.25%, 7/01/44 (a)	2,000	2,160,360
County of Frederick MD (Mount St. Mary’s University, Inc.)
Series 2017A
5.00%, 9/01/37-9/01/45 (b)	2,885	3,069,254
Maryland Health & Higher Educational Facilities Authority (Meritus Medical Center Obligated Group)
Series 2015
5.00%, 7/01/40-7/01/45	5,275	5,669,430

		13,308,959

Massachusetts - 2.3%
Massachusetts Development Finance Agency
Series 2013A
6.25%, 11/15/33 (a)(b)	2,000	2,398,720
6.50%, 11/15/43 (a)(b)	3,750	4,541,363
Massachusetts Development Finance Agency (Emmanuel College/MA)
Series 2016A
5.00%, 10/01/35-10/01/43	5,500	6,008,140
Massachusetts Development Finance Agency (Lawrence General Hospital Obligated Group)
Series 2017
5.00%, 7/01/34-7/01/47	5,080	5,452,199
Massachusetts Development Finance Agency (Merrimack College)
Series 2012A
5.25%, 7/01/42	5,000	5,288,200
Series 2014
5.125%, 7/01/44	1,000	1,072,880
Massachusetts Development Finance Agency (NewBridge on the Charles, Inc.)
Series 2017
5.00%, 10/01/37-10/01/57 (b)	6,000	6,374,430
Massachusetts Development Finance Agency (Partners Healthcare System, Inc.)
Series 2017S
5.00%, 7/01/33	3,650	4,239,658
Massachusetts Development Finance Agency (Zero Waste Solutions)
Series 2017
8.00%, 12/01/22 (a)(b)	12,175	10,175,134

	Principal Amount (000)	U.S. $ Value
Series 2017A
7.75%, 12/01/44 (a)(b)	$5,235	$5,159,040
Massachusetts School Building Authority (Massachusetts School Building Authority Sales Tax)
Series 2012B
5.00%, 8/15/30 (f)	10,000	10,996,600

		61,706,364

Michigan - 4.7%
City of Detroit MI Sewage Disposal System Revenue (Great Lakes Water Authority Sewage Disposal System Revenue)
Series 2012A
5.25%, 7/01/39	11,115	12,040,546
City of Detroit MI Water Supply System Revenue (Great Lakes Water Authority Water Supply System Revenue)
Series 2011C
5.00%, 7/01/41	1,425	1,497,561
5.25%, 7/01/27	5,000	5,365,200
Detroit City School District
Series 2012A
5.00%, 5/01/30-5/01/31	4,015	4,352,828
Grand Rapids Economic Development Authority (Beacon Hill at Eastgate)
Series 2017A
5.00%, 11/01/52 (a)	1,185	1,230,788
Grand Rapids Economic Development Authority (Beacon Hill at Eastgate)
Series 2017A
5.00%, 11/01/47 (a)	1,060	1,105,008
Great Lakes Water Authority Water Supply System Revenue
Series 2016B
5.00%, 7/01/46	10,000	10,968,000
Series 2016D
5.00%, 7/01/36	8,500	9,371,590
Michigan Finance Authority (Great Lakes Water Authority Sewage Disposal System Revenue)
Series 2014C-2
5.00%, 7/01/44	2,000	2,127,720
Series 2014C-6
5.00%, 7/01/33	2,750	3,009,407
Michigan Finance Authority (Great Lakes Water Authority Water Supply System Revenue)
Series 2014D-4
5.00%, 7/01/30	1,000	1,103,820
Series 2014D4
5.00%, 7/01/29	1,400	1,547,714
Michigan Finance Authority (Public Lighting Authority)
Series 2014B
5.00%, 7/01/39-7/01/44	14,780	15,810,792

	Principal Amount (000)	U.S. $ Value
Michigan Finance Authority (Trinity Health Corp. Obligated Group)
Series 2017A-MI
5.00%, 12/01/42	$1,930	$2,179,510
Michigan Strategic Fund (Canterbury Health Care, Inc. Obligated Group)
Series 2016
5.00%, 7/01/46-7/01/51 (a)(b)	3,785	3,877,208
Michigan Strategic Fund (Detroit Renewable Energy Obligated Group)
Series 2013
7.00%, 12/01/30 (a)(b)	9,810	10,918,236
Series 2014
7.50%, 12/01/25 (a)(b)	5,580	6,212,660
Series 2016
Zero Coupon, 12/01/25 (a)(b)(i)	2,890	2,960,314
Michigan Strategic Fund (Evangelical Homes of Michigan Obligated Group)
Series 2013
5.50%, 6/01/47	1,750	1,812,528
Michigan Tobacco Settlement Finance Authority
Series 2007A
6.00%, 6/01/48	23,470	23,580,309
Waterford Township Economic Development Corp. (Canterbury Health Care, Inc. Obligated Group)
Series 2016A
5.00%, 7/01/46 (a)(b)	2,895	2,968,243

		124,039,982

Minnesota - 0.2%
City of Bethel MN (Lodge at Stillwater LLC (The))
Series 2018
5.00%, 6/01/48-6/01/53 (a)	2,850	2,883,129
5.25%, 6/01/58 (a)	1,175	1,198,265

		4,081,394

Mississippi - 0.3%
Mississippi Hospital Equipment & Facilities Authority (Baptist Memorial Health Care Obligated Group)
Series 2016A
5.00%, 9/01/36-9/01/46	8,310	8,929,669

Missouri - 1.1%
Cape Girardeau County Industrial Development Authority (SoutheastHEALTH Obligated Group)
Series 2017A
5.00%, 3/01/36	1,900	2,045,540
Health & Educational Facilities Authority of the State of Missouri (Lutheran Senior Services Obligated Group)
Series 2010
5.50%, 2/01/42	1,520	1,565,083
Series 2011
6.00%, 2/01/41	1,750	1,864,187

	Principal Amount (000)	U.S. $ Value
Health & Educational Facilities Authority of the State of Missouri (St Luke’s Health System Obligated Group/MO)
Series 2018A
5.00%, 11/15/43	$1,250	$1,396,425
Kansas City Industrial Development Authority (Kansas City Industrial Development Authority Sales Tax)
Series 2016A
5.00%, 4/01/36-4/01/46 (a)(b)	2,150	2,197,791
Kansas City Industrial Development Authority (Kingswood Senior Living Community)
Series 2016
6.00%, 11/15/51 (a)(b)	2,885	2,780,332
Lees Summit Industrial Development Authority (John Knox Village Obligated Group)
Series 2016A
5.00%, 8/15/36-8/15/51	10,000	10,403,909
Missouri State Environmental Improvement & Energy Resources Authority (Union Electric Co.)
NATL Series 1998A
2.94%, 9/01/33 (j)	8,000	8,000,000

		30,253,267

Nebraska - 0.3%
Central Plains Energy Project (Goldman Sachs Group, Inc. (The))
Series 2012
5.25%, 9/01/37	1,500	1,648,485
Series 2017A
5.00%, 9/01/42	2,500	2,973,850
Douglas County Hospital Authority No. 2 (Madonna Rehabilitation Hospital)
Series 2014
5.00%, 5/15/44	4,015	4,242,570

		8,864,905

Nevada - 0.3%
City of Reno NV (County of Washoe NV Sales Tax Revenue)
Series 2018C
Zero Coupon, 7/01/58 (a)(b)	8,500	946,560
Las Vegas Redevelopment Agency
Series 2016
5.00%, 6/15/45	3,000	3,242,370
State of Nevada Department of Business & Industry
Series 2018
6.95%, 2/15/38 (a)(b)(g)	3,265	3,309,175

		7,498,105

New Hampshire - 0.8%
New Hampshire Health and Education Facilities Authority Act (Concord Hospital Obligated Group)
Series 2017
5.00%, 10/01/47	10,000	11,001,900

	Principal Amount (000)	U.S. $ Value
New Hampshire Health and Education Facilities Authority Act (Southern New Hampshire University)
Series 2012
5.00%, 1/01/42	$4,585	$4,889,169
Series 2016
5.00%, 1/01/46	4,285	4,720,056

		20,611,125

New Jersey - 6.9%
City of Bayonne NJ
BAM Series 2016
5.00%, 7/01/39	2,500	2,745,575
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease)
Series 2014P
5.00%, 6/15/29	5,900	6,381,440
Series 2014U
5.00%, 6/15/40	3,500	3,699,115
Series 2015W
5.25%, 6/15/40	5,000	5,401,400
Series 2017B
5.00%, 11/01/26	10,000	11,191,300
Series 2017D
5.00%, 6/15/42	5,000	5,385,950
Series 2018A
5.00%, 6/15/47	5,000	5,384,050
New Jersey Economic Development Authority (NYNJ Link Borrower LLC)
Series 2013
5.125%, 1/01/34	9,780	10,574,723
New Jersey Economic Development Authority (Port Newark Container Terminal LLC)
Series 2017
5.00%, 10/01/37-10/01/47	10,750	11,524,312
New Jersey Economic Development Authority (UMM Energy Partners LLC)
Series 2012A
5.125%, 6/15/43	7,515	7,773,591
New Jersey Economic Development Authority (United Airlines, Inc.)
Series 1999
4.875%, 9/15/19	345	349,344
5.25%, 9/15/29	4,140	4,494,467
Series 2000B
5.625%, 11/15/30	4,525	5,109,947
New Jersey Health Care Facilities Financing Authority (Holy Name Medical Center, Inc.)
Series 2010
5.00%, 7/01/25	5,240	5,467,940
New Jersey Health Care Facilities Financing Authority (New Jersey Health Care Facilities Financing Authority State Lease)
Series 2017
5.00%, 10/01/38	4,500	4,877,190

	Principal Amount (000)	U.S. $ Value
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant)
Series 2016
5.00%, 6/15/28-6/15/29	$22,140	$24,755,536
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease)
Series 2013A
5.00%, 6/15/36	5,000	5,268,550
Series 2015A
5.00%, 6/15/45	1,000	1,060,620
New Jersey Turnpike Authority
Series 2015E
5.00%, 1/01/45	18,000	19,894,680
South Jersey Transportation Authority LLC
Series 2014A
5.00%, 11/01/39	7,765	8,404,603
Tobacco Settlement Financing Corp./NJ
Series 2018B
5.00%, 6/01/46	31,245	33,664,613

		183,408,946

New Mexico - 0.3%
New Mexico Hospital Equipment Loan Council (Gerald Champion Regional Medical Center)
Series 2012
5.50%, 7/01/42	8,155	8,739,387

New York - 8.4%
Build NYC Resource Corp. (Metropolitan College of New York)
Series 2014
5.00%, 11/01/39	6,950	7,056,196
5.50%, 11/01/44	2,875	2,985,630
City of Newburgh NY
Series 2012A
5.25%, 6/15/27	1,010	1,099,587
5.625%, 6/15/34	1,235	1,337,962
Jefferson County Industrial Development Agency (ReEnergy Black River LLC)
Series 2015
12.00%, 1/01/22 (a)(c)	5,000	4,846,750
Metropolitan Transportation Authority
Series 2015A
5.00%, 11/15/45	4,830	5,322,418
Series 2016A
5.00%, 11/15/32	1,295	1,466,018
Series 2016B
5.00%, 11/15/37	13,265	14,912,513
Series 2016C
5.00%, 11/15/36	3,705	4,173,682
AGM Series 2016B
5.00%, 11/15/35	6,735	7,607,654

	Principal Amount (000)	U.S. $ Value
Nassau County Industrial Development Agency (Amsterdam House Continuing Care Retirement Community, Inc.)
Series 2014A
5.875%, 1/01/23 (a)	$1,121	$1,160,628
6.50%, 1/01/32 (a)	1,399	1,479,388
6.70%, 1/01/49 (a)	5,999	6,349,078
Series 2014B
5.50%, 7/01/20 (a)	208	210,648
Series 2014C
2.00%, 1/01/49 (a)(d)(e)(h)	1,933	328,612
New York City Municipal Water Finance Authority
Series 2013D
5.00%, 6/15/34 (f)	10,000	11,128,400
New York City NY Transitional
5.00%, 11/01/28-2/01/32 (f)	18,640	20,653,638
New York City Transitional Finance Authority Building Aid Revenue
Series 2018S
5.00%, 7/15/43	25,800	29,488,626
New York Liberty Development Corp. (7 World Trade Center II LLC)
Series 2012
5.00%, 3/15/44	1,900	2,041,455
New York NY GO
Series 2013A-1
5.00%, 10/01/28 (f)	9,500	10,554,025
New York NY Transitional Fin Auth
Series 2011D-1
5.00%, 2/01/26 (f)	10,000	10,720,500
New York Transportation Development Corp. (Laguardia Gateway Partners LLC)
Series 2016A
5.00%, 7/01/41	17,110	18,283,062
5.25%, 1/01/50	8,000	8,622,000
Orange County Funding Corp. (The Hamlet at Wallkill)
Series 2013
6.50%, 1/01/46 (a)	6,290	6,419,448
Port Authority of New York & New Jersey
Series 2012
5.00%, 10/01/33	5,000	5,401,400
Port Authority of New York & New Jersey (Delta Air Lines, Inc.)
Series 2010
6.00%, 12/01/42	2,285	2,487,222
Triborough Bridge & Tunnel Authority
Series 2012B
5.00%, 11/15/28	7,425	8,281,845
5.00%, 11/15/29 (f)	3,750	4,174,762
Ulster County Capital Resource Corp. (Woodland Pond at New Paltz)
Series 2017
5.00%, 9/15/37 (a)	4,270	4,182,678
5.25%, 9/15/42-9/15/53 (a)	11,510	11,388,371

	Principal Amount (000)	U.S. $ Value
Westchester County Local Development Corp. (Westchester County Health Care Corp. Obligated Group)
Series 2016
5.00%, 11/01/46	$10,000	$10,629,200

		224,793,396

North Carolina - 0.2%
County of New Hanover NC (New Hanover Regional Medical Center)
Series 2017
5.00%, 10/01/47	1,000	1,114,890
North Carolina Medical Care Commission (Pennybyrn at Maryfield)
Series 2015
5.00%, 10/01/35 (a)	1,625	1,708,216
North Carolina Medical Care Commission (United Church Homes & Services Obligated Group)
Series 2017
5.00%, 9/01/41-9/01/46 (a)	2,250	2,350,543

		5,173,649

North Dakota - 0.5%
County of Ward ND (Trinity Health Obligated Group)
Series 2017C
5.00%, 6/01/43-6/01/53	11,950	12,977,647

Ohio - 5.2%
Buckeye Tobacco Settlement Financing Authority
Series 2007A-2
5.875%, 6/01/47	43,190	43,463,393
County of Allen OH Hospital Facilities Revenue (Mercy Health/OH)
Series 2017A
5.00%, 8/01/42	1,465	1,618,752
County of Cuyahoga OH (MetroHealth System (The))
Series 2017
5.00%, 2/15/42	16,600	17,656,922
5.25%, 2/15/47	7,575	8,174,485
County of Franklin/OH (First Community Village Obligated Group)
Series 2013
5.625%, 7/01/47 (a)	11,835	11,920,804
County of Franklin/OH (Trinity Health Corp. Obligated Group)
Series 2017
5.00%, 12/01/47	3,850	4,324,936
County of Hamilton/OH (Life Enriching Communities Obligated Group)
Series 2012
5.00%, 1/01/42	1,000	1,051,840
County of Montgomery OH (Trousdale Foundation Obligated Group)
Series 2018A
6.25%, 4/01/49 (a)(b)(g)	2,135	2,132,054

	Principal Amount (000)	U.S. $ Value
Dayton-Montgomery County Port Authority (StoryPoint Troy Project)
Series 2015-1
7.125%, 1/15/50 (a)	$1,560	$1,630,574
Series 20151
7.00%, 1/15/40 (a)	5,265	5,494,343
Ohio Air Quality Development Authority (FirstEnergy Generation LLC)
5.625%, 6/01/19 (a)(d)(e)	8,065	7,782,725
Series 2009D
4.25%, 8/01/29 (a)	12,525	12,086,625
Ohio Air Quality Development Authority (FirstEnergy Nuclear Generation LLC)
Series 2009A
4.375%, 6/01/33 (a)	2,730	2,634,450
Ohio Air Quality Development Authority (Pratt Paper/OH, Inc.)
Series 2017
4.25%, 1/15/38 (a)(b)	1,540	1,570,954
4.50%, 1/15/48 (a)(b)	2,625	2,709,945
Ohio Water Development Authority Water Pollution Control Loan Fund (FirstEnergy Nuclear Generation LLC)
Series 2016A
4.375%, 6/01/33 (a)	1,510	1,457,150
State of Ohio (Portsmouth Gateway Group LLC)
Series 2015
5.00%, 6/30/53	11,000	11,957,990
Toledo-Lucas County Port Authority (StoryPoint Obligated Group)
Series 2016
6.375%, 1/15/51 (a)(b)	1,000	1,042,960

		138,710,902

Oklahoma - 0.2%
Tulsa Airports Improvement Trust (American Airlines, Inc.)
Series 2013A
5.50%, 6/01/35 (a)	3,875	4,142,375

Oregon - 0.8%
Hospital Facilities Authority of Multnomah County Oregon (Mirabella at South Waterfront)
Series 2014A
5.40%, 10/01/44 (a)	2,750	2,928,200
5.50%, 10/01/49 (a)	5,650	6,030,528
Oregon St. Dept of Transportation
Series 2013A
5.00%, 11/15/29-11/15/30 (f)	10,000	11,359,450

		20,318,178

	Principal Amount (000)	U.S. $ Value
Pennsylvania - 4.7%
Allentown Neighborhood Improvement Zone Development Authority
Series 2017
5.00%, 5/01/42 (b)	$3,070	$3,301,877
Series 2018
5.00%, 5/01/42 (b)	2,325	2,519,277
Centre County Hospital Authority (Mount Nittany Medical Center Obligated Group)
Series 2016A
5.00%, 11/15/46	1,250	1,364,950
Crawford County Hospital Authority (Meadville Medical Center Obligated Group)
Series 2016A
6.00%, 6/01/46-6/01/51 (a)	11,665	12,477,615
Cumberland County Municipal Authority (Asbury Pennsylvania Obligated Group)
Series 2010
6.125%, 1/01/45 (a)	4,170	4,308,361
Series 2012
5.25%, 1/01/32-1/01/41 (a)	3,720	3,821,678
Franklin County Industrial Development Authority/PA (Menno-Haven, Inc. Obligated Group)
Series 2018
5.00%, 12/01/43-12/01/48 (a)(g)	2,500	2,578,423
Hospitals & Higher Education Facilities Authority of Philadelphia (The) (Temple University Health System Obligated Group)
Series 2017
5.00%, 7/01/32	1,000	1,093,890
Montgomery County Higher Education & Health Authority (Philadelphia Presbytery Homes Obligated Group)
Series 2017
5.00%, 12/01/47	1,865	2,035,685
Montgomery County Industrial Development Authority/PA (Whitemarsh Continuing Care Retirement Community)
Series 2015
5.375%, 1/01/50 (a)	3,000	3,029,340
Moon Industrial Development Authority (Baptist Home Society Obligated Group)
Series 2015
6.00%, 7/01/45 (a)	18,125	19,311,100
Northeastern Pennsylvania Hospital & Education Authority (Wilkes University)
Series 2012A
5.25%, 3/01/42	2,135	2,248,091
Pennsylvania Economic Development Financing Authority (National Railroad Passenger Corp. (The))
Series 2012A
5.00%, 11/01/41	3,620	3,843,969
Pennsylvania Economic Development Financing Authority (PA Bridges Finco LP)
Series 2015
5.00%, 12/31/34-12/31/38	11,930	12,897,029

	Principal Amount (000)	U.S. $ Value
Pennsylvania Higher Educational Facilities Authority (Drexel University)
Series 2017
5.00%, 5/01/41	$1,000	$1,115,760
Pennsylvania Turnpike Commission
Series 2017B
5.00%, 6/01/36	2,010	2,214,518
Philadelphia Authority for Industrial Development (Evangelical Services for the Aging Obligated Group)
Series 2017A
5.00%, 7/01/49	2,665	2,812,614
Philadelphia Authority for Industrial Development (Greater Philadelphia Health Action, Inc.)
Series 2015A
6.375%, 6/01/40 (a)	1,300	1,340,326
6.50%, 6/01/45 (a)	2,390	2,475,227
6.625%, 6/01/50 (a)	4,150	4,314,838
Scranton-Lackawanna Health & Welfare Authority (Scranton Parking System Concession Project)
Series 2016A
5.00%, 1/01/51-1/01/57 (b)	12,395	12,041,530
Series 2016B
6.08%, 1/01/26 (b)	1,010	971,155
Series 2016C
Zero Coupon, 1/01/36 (b)	3,010	1,033,062
Series 2016D
Zero Coupon, 1/01/57 (b)	61,815	3,946,270
State Public School Building Authority (Harrisburg School District)
AGM Series 2016A
5.00%, 12/01/29	5,635	6,434,325
Union County Hospital Authority (Evangelical Community Hospital Obligated Group)
Series 2018
5.00%, 8/01/48	9,295	10,259,728

		123,790,638

Puerto Rico - 1.3%
Commonwealth of Puerto Rico
Series 2012A
5.125%, 7/01/37 (d)(e)	2,210	1,198,925
5.50% PRC, 7/01/39 (d)(e)	12,100	6,564,250
Series 2014A
8.00%, 7/01/35 (d)(e)	11,560	6,271,300
Puerto Rico Electric Power Authority
Series 2007T
5.00%, 7/01/37 (d)(e)	2,030	1,311,888
Series 2010C
5.00%, 7/01/21 (d)(e)	1,530	988,763
Series 2010DDD
5.00%, 7/01/21 (d)(e)	920	594,550

	Principal Amount (000)	U.S. $ Value
Series 2012A
5.00% PRCPWR, 7/01/42 (d)(e)	$6,140	$3,967,975
Puerto Rico Industrial Tourist Educational Medical & Envirml Ctl Facs Fing Auth (AES Puerto Rico LP)
Series 2000
6.625%, 6/01/26	11,955	11,476,800
Puerto Rico Industrial Tourist Educational Medical & Envirml Ctl Facs Fing Auth (Sistema Universitario Ana G Mendez Incorporado)
Series 2012
5.375%, 4/01/42	1,665	1,494,337

		33,868,788

Rhode Island - 0.3%
Rhode Island Health & Educational Building Corp. (Lifespan Obligated Group)
Series 2016
5.00%, 5/15/31-5/15/34	6,285	6,932,151

South Carolina - 1.2%
South Carolina Public Service Authority
Series 2013A
5.125%, 12/01/43	1,480	1,569,392
Series 2013B
5.125%, 12/01/43	1,120	1,187,648
Series 2014A
5.00%, 12/01/49	14,225	14,999,409
Series 2014C
5.00%, 12/01/46	5,445	5,785,911
Series 2015E
5.25%, 12/01/55	8,775	9,526,842

		33,069,202

South Dakota - 0.7%
South Dakota Health & Educational Facilities Authority (Avera Health Obligated Group)
Series 2017
5.00%, 7/01/46	17,200	19,087,872

Tennessee - 1.8%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax)
Series 2016A
5.125%, 12/01/42 (a)(b)	15,000	14,269,800
Chattanooga Health Educational & Housing Facility Board (Catholic Health Initiatives)
Series 2013
5.25%, 1/01/45	4,850	5,183,437
Johnson City Health & Educational Facilities Board (Mountain States Health Alliance Obligated Group)
Series 2012
5.00%, 8/15/42	2,455	2,583,986

	Principal Amount (000)	U.S. $ Value
Memphis-Shelby County Industrial Development Board (Graceland, Inc.)
Series 2017A
5.50%, 7/01/37 (a)	$500	$536,795
5.625%, 1/01/46 (a)	1,000	1,063,870
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd (Trousdale Foundation Obligated Group)
Series 2018A
6.25%, 4/01/49 (a)(b)(g)	4,465	4,440,755
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd (Vanderbilt University Medical Center)
Series 2016
5.00%, 7/01/40	5,650	6,237,487
Shelby County Health Educational & Housing Facilities Board (Village at Germantown, Inc.)
Series 2012
5.00%, 12/01/32 (a)	2,200	2,260,676
5.25%, 12/01/42 (a)	5,700	5,878,410
5.375%, 12/01/47 (a)	1,700	1,758,021
Series 2014
5.25%, 12/01/44-12/01/49 (a)	4,325	4,502,394

		48,715,631

Texas - 9.2%
Arlington Higher Education Finance Corp. (Uplift Education)
Series 2016A
5.00%, 12/01/46	2,175	2,337,320
Arlington Higher Education Finance Corp. (Wayside Schools)
Series 2016A
4.625%, 8/15/46	2,120	2,124,855
Board of Managers Joint Guadalupe County-City of Seguin Hospital
Series 2015
5.00%, 12/01/40	1,500	1,524,480
5.25%, 12/01/35	1,200	1,273,260
Central Texas Regional Mobility Authority
Series 2015A
5.00%, 1/01/35-1/01/45	26,515	28,928,714
Series 2016
5.00%, 1/01/40-1/01/46	12,990	14,200,635
City of Houston TX (City of Houston TX Hotel Occupancy Tax)
Series 2015
5.00%, 9/01/40	4,715	5,139,303
City of Houston TX Airport System Revenue (United Airlines, Inc.)
Series 2014
5.00%, 7/01/29	12,845	13,879,408
Series 2015B
5.00%, 7/15/30-7/15/35	4,655	5,037,841

	Principal Amount (000)	U.S. $ Value
Clifton Higher Education Finance Corp. (IDEA Public Schools)
Series 2012
5.00%, 8/15/32-8/15/42	$6,470	$6,840,964
Series 2013
6.00%, 8/15/43	1,000	1,110,180
Dallas County Flood Control District No. 1
Series 2015
5.00%, 4/01/32 (a)(b)	2,000	2,061,680
Dallas/Fort Worth International Airport
Series 2013A
5.00%, 11/01/29	5,155	5,630,652
Decatur Hospital Authority (Wise Regional Health System)
Series 2014A
5.25%, 9/01/44	6,300	6,729,534
El Paso County Hospital District
Series 2017
5.00%, 8/15/33	3,940	4,374,464
Irving Hospital Authority (Baylor Medical Center at Irving)
Series 2017A
5.00%, 10/15/33-10/15/44	14,815	16,069,307
Kerrville Health Facilities Development Corp. (Sid Peterson Memorial Hospital)
Series 2015
5.00%, 8/15/35	1,800	1,932,984
Mission Economic Development Corp. (Natgasoline LLC)
Series 2016B
5.75%, 10/01/31 (b)	6,985	7,204,259
New Hope Cultural Education Facilities Finance Corp (MRC Crestview)
Series 2016
5.00%, 11/15/46	3,400	3,529,370
New Hope Cultural Education Facilities Finance Corp. (Children’s Health System of Texas Obligated Group)
Series 2017A
5.00%, 8/15/47	3,500	3,911,530
New Hope Cultural Education Facilities Finance Corp. (Longhorn Village)
Series 2017
5.00%, 1/01/37-1/01/47 (a)	9,785	10,307,463
New Hope Cultural Education Facilities Finance Corp. (The Langford at College Station)
Series 2016A
5.375%, 11/15/36 (a)	500	506,735
5.50%, 11/15/46-11/15/52 (a)	2,150	2,178,561
New Hope Cultural Education Facilities Finance Corp. (Wesleyan Homes, Inc.)
Series 2014
5.50%, 1/01/49(a)	3,100	3,287,984

	Principal Amount (000)	U.S. $ Value
New Hope Cultural Education Facilities Finance Corp. (Westminster Manor)
Series 2016
5.00%, 11/01/40	$1,000	$1,085,160
North East Texas Regional Mobility Authority
Series 2016
5.00%, 1/01/46	15,170	16,413,940
North Texas Education Finance Corp. (Uplift Education)
Series 2012A
5.125%, 12/01/42	9,860	10,352,901
North Texas Tollway Authority
Series 2015A
5.00%, 1/01/38	5,000	5,517,250
Red River Education Finance Corp. (St. Edward’s University, Inc.)
Series 2016
5.00%, 6/01/46	2,000	2,144,240
Red River Health Facilities Development Corp. (MRC Crossings Proj)
Series 2014A
7.75%, 11/15/44 (a)	2,000	2,287,380
Red River Health Facilities Development Corp. (Wichita Falls Retirement Foundation)
Series 2012
5.125%, 1/01/41	4,360	4,474,058
Sanger Industrial Development Corp. (Texas Pellets, Inc.)
Series 2012B
8.00%, 7/01/38 (a)(c)(d)(e)	5,720	1,716,000
Tarrant County Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.)
Series 2007
5.50%, 11/15/22 (h)	4,000	3,599,600
Series 2014
5.625%, 11/15/41 (h)	3,250	2,856,100
Series 2015I
5.50%, 11/15/45 (h)	1,880	1,623,211
Tarrant County Cultural Education Facilities Finance Corp. (CC Young Memorial Home Obligated Group)
Series 2017A
6.375%, 2/15/48-2/15/52 (a)	9,325	10,183,771
Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way)
Series 2009A
8.00%, 11/15/28 (a)(h)	2,000	1,980,360
8.25%, 11/15/44 (a)(h)	10,700	10,510,931
Tarrant County Cultural Education Facilities Finance Corp. (Trinity Terrace Project)
Series 2014A-1
5.00%, 10/01/44-10/01/49	3,960	4,197,101

	Principal Amount (000)	U.S. $ Value
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC)
Series 2009
6.875%, 12/31/39	$6,450	$6,822,294
Travis County Cultural Education Facilities Finance Corp. (Wayside Schools)
Series 2012A
5.00%, 8/15/27	500	516,835
5.25%, 8/15/42	2,375	2,437,154
Travis County Health Facilities Development Corp.
Series 2012A
7.125%, 1/01/46 (a)	860	961,368
Uptown Development Authority
Series 2017A
5.00%, 9/01/40	1,985	2,177,882
Viridian Municipal Management District
Series 2011
9.00%, 12/01/37 (a)	3,000	3,633,150

		245,612,169

Utah - 0.3%
Timber Lakes Water Special Service District
Series 2011
8.125%, 6/15/31 (a)	3,300	3,546,279
Utah Charter School Finance Authority (North Star Academy)
Series 2010A
7.00%, 7/15/45	1,840	1,935,569
Utah Charter School Finance Authority (Vista at Entrada School of Performing Arts & Technology)
Series 2012
6.30%, 7/15/32	850	918,306
6.55%, 7/15/42	1,890	2,041,068

		8,441,222

Vermont - 0.1%
Vermont Economic Development Authority (Wake Robin Corp.)
Series 2012
5.40%, 5/01/33 (a)	3,100	3,274,127

Virginia - 3.6%
Chesapeake Bay Bridge & Tunnel District
Series 2016
5.00%, 7/01/46	1,750	1,939,560
Chesterfield County Economic Development Authority (Brandermill Woods)
Series 2012
5.125%, 1/01/43 (a)	470	483,616
Fairfax County Economic Development Authority (Vinson Hall LLC)
Series 2013A
5.00%, 12/01/42-12/01/47	6,520	6,897,671

	Principal Amount (000)	U.S. $ Value
Henrico County Economic Development Authority (LifeSpire of Virginia Obligated Group)
Series 2017C
5.00%, 12/01/47 (a)	$1,665	$1,751,680
Lexington Industrial Development Authority (Kendal at Lexington)
Series 2017A
5.00%, 1/01/42-1/01/48	1,940	2,083,888
Mosaic District Community Development Authority
Series 2011A
6.875%, 3/01/36 (a)	2,915	3,147,530
Prince William County Industrial Development Authority (Westminster at Lake Ridge)
Series 2016
5.00%, 1/01/37	3,000	3,208,230
Richmond Redevelopment & Housing Authority (American Tobacco Holdings LLC)
Series 2017
5.55%, 1/01/37 (a)(b)	1,300	1,324,622
Tobacco Settlement Financing Corp./VA
Series 2007B1
5.00%, 6/01/47	30,935	30,935,309
Virginia College Bldg Auth (Virginia Lease 21st Century College Prog)
Series 2013A
5.00%, 2/01/28 (f)	9,200	10,337,488
Virginia College Building Authority (Marymount University)
Series 2015A
5.00%, 7/01/35-7/01/45 (b)	4,310	4,491,757
Series 2015B
5.00%, 7/01/45 (b)	4,000	4,156,600
Virginia Small Business Financing Authority (Elizabeth River Crossings OpCo LLC)
Series 2012
5.25%, 1/01/32	6,240	6,708,125
5.50%, 1/01/42	17,045	18,423,600

		95,889,676

Washington - 3.1%
King County Public Hospital District No. 4
Series 2015A
5.00%, 12/01/38 (a)	5,700	5,468,352
Seattle WA Mun Light & Pwr
Series 2011A
5.00%, 2/01/26 (f)	7,500	8,020,275
Washington Health Care Facilities Authority (Catholic Health Initiatives)
Series 2013A
5.25%, 1/01/40	3,355	3,585,656
Washington Health Care Facilities Authority (Overlake Hospital Medical Center Obligated Group)
Series 2017A
5.00%, 7/01/36-7/01/42	5,340	5,948,692

	Principal Amount (000)	U.S. $ Value
Series 2017B
5.00%, 7/01/33	$2,835	$3,216,478
Washington Health Care Facilities Authority (Providence Health & Services Obligated Group)
Series 2012A
5.00%, 10/01/42	4,200	4,576,866
Washington Health Care Facilities Authority (Virginia Mason Medical Center Obligated Group)
Series 2017
5.00%, 8/15/36-8/15/37	9,800	10,756,858
Washington Higher Education Facilities Authority (Whitworth University)
Series 2012
5.25%, 10/01/46	3,250	3,425,922
Washington State Housing Finance Commission (Mirabella)
Series 2012A
6.75%, 10/01/47 (a)(b)	18,350	19,869,930
Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest Obligated Group)
Series 2016A
5.00%, 1/01/36-1/01/46 (b)	6,625	7,046,255
Washington State Housing Finance Commission (Riverview Retirement Community Obligated Group)
Series 2012
5.00%, 1/01/48	5,315	5,476,948
Washington State Housing Finance Commission (Rockwood Retirement Communities)
Series 2014A
7.375%, 1/01/44 (a)(b)	4,185	4,818,944

		82,211,176

West Virginia - 0.5%
West Virginia Economic Development Authority (Morgantown Energy Associates)
Series 2016
2.875%, 12/15/26	5,460	5,238,215
West Virginia Hospital Finance Authority (West Virginia United Health System, Inc.)
Series 2013A
5.50%, 6/01/44	7,050	7,728,139

		12,966,354

Wisconsin - 2.4%
Oneida Tribe of Indians of Wisconsin (Oneida Tribe of Indians of Wisconsin Sales Tax)
Series 2011
6.50%, 2/01/31 (b)	435	450,643
University of Wisconsin Hospitals & Clinics
Series 2013A
5.00%, 4/01/38	6,485	7,055,421
Wisconsin Public Finance Authority (American Dream at Meadowlands Project)
Series 2017
7.00%, 12/01/50 (a)(b)	14,745	17,034,161

	Principal Amount (000)	U.S. $ Value
Wisconsin Public Finance Authority (Bancroft Neurohealth/Bancroft Rehabilitation Services Obligated Group)
Series 2016
5.125%, 6/01/48 (a)(b)	$8,770	$8,957,503
Wisconsin Public Finance Authority (Celanese US Holdings LLC)
Series 2016C
4.30%, 11/01/30 (b)	5,090	5,267,743
Series 2016D
4.05%, 11/01/30 (b)	1,780	1,806,878
Wisconsin Public Finance Authority (Gannon University)
Series 2017
5.00%, 5/01/47	1,000	1,065,720
Wisconsin Public Finance Authority (Maryland Proton Treatment Center LLC)
Series 2018A-1
6.375%, 1/01/48 (a)(b)	3,250	3,291,762
Wisconsin Public Finance Authority (Million Air Two LLC Obligated Group)
Series 2017B
7.125%, 6/01/41 (a)(b)	12,450	12,620,440
Wisconsin Public Finance Authority (Rose Villa)
Series 2014A
5.75%, 11/15/44 (a)(b)	1,100	1,178,441
6.00%, 11/15/49 (a)(b)	1,500	1,622,865
Wisconsin Public Finance Authority (Roseman University of Health Sciences)
Series 2015
5.875%, 4/01/45	1,740	1,869,630
Wisconsin Public Finance Authority (Seabury Retirement Community)
Series 2015A
5.00%, 9/01/38 (b)	1,725	1,781,718

		64,002,925

Total Municipal Obligations (cost $2,638,692,178)		2,702,286,383

GOVERNMENTS - TREASURIES - 0.4%
United States - 0.4%
U.S. Treasury Bonds
3.125%, 5/15/48 (k) (cost $12,018,199)	11,750	12,023,555

	Principal Amount (000)	U.S. $ Value
SHORT-TERM INVESTMENTS - 0.5%
Corporates - Investment Grade - 0.5%
Industrial - 0.5%
Texas Pellets, Inc./German Pellets Texas LLC 8.00%, 9/30/18 (a)(l)(m) (cost $13,035,000)	$13,035	$13,035,000

Total Investments - 102.5% (cost $2,663,745,377) (n)		2,727,344,938
Other assets less liabilities - (2.5)%		(66,587,142)

Net Assets - 100.0%		$2,660,757,796

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at August 31, 2018	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00%	Monthly	6.57%	USD 375	$(44,687)	$(38,557)	$(6,130)
Credit Suisse International
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.57	USD 3,850	(458,792)	(389,722)	(69,070)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.57	USD 206	(24,548)	(21,376)	(3,172)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.57	USD 2,558	(305,254)	(265,763)	(39,491)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.57	USD 10,000	(1,191,667)	(999,055)	(192,612)
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.57	USD 3,336	(397,540)	(327,772)	(69,768)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.57	USD 8,351	(995,857)	(1,246,282)	250,425

					$(3,418,345)	$(3,288,527)	$(129,818)

*	Termination date

INFLATION (CPI) SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/ Received	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank, NA	USD	99,053	8/30/20	2.210%	CPI	#	Maturity	$27,980
Barclays Bank PLC	USD	96,644	8/31/20	2.235%	CPI	#	Maturity	(24,606)
Barclays Bank PLC	USD	96,643	9/04/20	2.248%	CPI	#	Maturity	(20,661)

								$(17,287)

# Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

(a)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2018, the aggregate market value of these securities amounted to $312,109,161 or 11.7% of net assets.

(c)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
California Municipal Finance Authority (UTS Bioenergy LLC) Series 2011A-1
8%, 12/01/2032	12/22/11	$3,795,000	$569,250	0.02%
California School Finance Authority (Tri-Valley Learning Corp.) Series 2012A
7%, 06/01/2047	9/07/12	8,995,000	6,701,275	0.25%
Jefferson County Industrial Development Agency (ReEnergy Black River LLC) Series 2015
12%, 01/01/2022	7/10/15	5,000,000	4,846,750	0.18%
Louisiana Public Facilities Authority (Louisiana Pellets, Inc.) Series 2014A
8%, 07/01/2039	7/31/14	11,810,208	170	0.00%
Louisiana Public Facilities Authority (Louisiana Pellets, Inc.) Series 2013B
11%, 07/01/2039	11/22/13	5,203,615	73	0.00%
Sanger Industrial Development Corp. (Texas Pellets, Inc.) Series 2012B
8%, 07/01/2038	5/08/13	5,720,000	1,716,000	0.06%

(d)	Defaulted.
(e)	Non-income producing security.
(f)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund (see Note I).
(g)	When-Issued or delayed delivery security.
(h)	Illiquid security.
(i)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at August 31, 2018.

(j)

An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of August 31, 2018 and the aggregate market value of this security amounted to $8,000,000 or 0.30% of net assets.

(k)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(l)	Fair valued by the Adviser.
(m)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.48% of net assets as of August 31, 2018, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Texas Pellets, Inc./German Pellets Texas LLC 8.00%, 9/30/18	9/30/18	$5,795,000	$5,795,000	0.22%
Texas Pellets, Inc./German Pellets Texas LLC 8.00%, 9/30/18	4/24/17	2,375,000	2,375,000	0.09%
Texas Pellets, Inc./German Pellets Texas LLC 8.00%, 9/30/18	6/15/16	2,260,000	2,260,000	0.08%
Texas Pellets, Inc./German Pellets Texas LLC 8.00%, 9/30/18	12/31/17	1,450,000	1,450,000	0.05%
Texas Pellets, Inc./German Pellets Texas LLC 8.00%, 9/30/18	9/10/17	1,155,000	1,155,000	0.04%

(n)

As of August 31, 2018, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $108,840,228 and gross unrealized depreciation of investments was $(45,387,772), resulting in net unrealized appreciation of $63,452,456.

As of August 31, 2018, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 1.3% and 0.0%, respectively.

Glossary:

AGM	-	Assured Guaranty Municipal
BAM	-	Build American Mutual
CDX-CMBX.NA	-	North American Commercial Mortgage-Backed Index
COP	-	Certificate of Participation
GO	-	General Obligation
NATL	-	National Interstate Corporation
XLCA	-	XL Capital Assurance Inc.

AB Municipal Income Fund, Inc.

AB High Income Municipal Portfolio

August 31, 2018 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of August 31, 2018:

Investments in Securities:	Level 1			Level 2		Level 3	Total
Assets:
Long-Term Municipal Bonds:
Arizona	$	– 0	–	$14,881,407		$17,883,537	$32,764,944
California		– 0	–	111,892,073		53,101,623	164,993,696
Colorado		– 0	–	12,651,109		22,641,406	35,292,515
District of Columbia		– 0	–	20,879,644		2,067,264	22,946,908
Florida		– 0	–	119,112,273		15,518,381	134,630,654
Illinois		– 0	–	314,374,200		62,209,873	376,584,073
Indiana		– 0	–	40,829,767		2,085,920	42,915,687
Kansas		– 0	–	8,329,125		2,999,760	11,328,885
Kentucky		– 0	–	25,796,712		21,610,448	47,407,160
Louisiana		– 0	–	32,729,084		13,345,915	46,074,999
Maryland		– 0	–	8,738,684		4,570,275	13,308,959
Massachusetts		– 0	–	39,432,107		22,274,257	61,706,364
Michigan		– 0	–	94,767,525		29,272,457	124,039,982
Minnesota		– 0	–	– 0	–	4,081,394	4,081,394
Missouri		– 0	–	25,275,144		4,978,123	30,253,267
Nevada		– 0	–	3,242,370		4,255,735	7,498,105
New York		– 0	–	188,427,795		36,365,601	224,793,396
North Carolina		– 0	–	1,114,890		4,058,759	5,173,649
Ohio		– 0	–	88,248,318		50,462,584	138,710,902
Oklahoma		– 0	–	– 0	–	4,142,375	4,142,375
Oregon		– 0	–	11,359,450		8,958,728	20,318,178
Pennsylvania		– 0	–	70,133,730		53,656,908	123,790,638
Tennessee		– 0	–	14,004,910		34,710,721	48,715,631
Texas		– 0	–	195,996,786		49,615,383	245,612,169

Investments in Securities:	Level 1			Level 2		Level 3		Total
Utah	$	– 0	–	$4,894,943		$3,546,279		$8,441,222
Vermont		– 0	–	– 0	–	3,274,127		3,274,127
Virginia		– 0	–	89,182,228		6,707,448		95,889,676
Washington		– 0	–	52,053,950		30,157,226		82,211,176
Wisconsin		– 0	–	19,297,753		44,705,172		64,002,925
Other		– 0	–	481,382,727		– 0	–	481,382,727
Governments - Treasuries		– 0	–	12,023,555		– 0	–	12,023,555
Short-Term Investments		– 0	–	– 0	–	13,035,000		13,035,000

Total Investments in Securities		– 0	–	2,101,052,259		626,292,679		2,727,344,938
Other Financial Instruments (a):
Assets:
Inflation (CPI) Swaps		– 0	–	27,980		– 0	–	27,980
Liabilities:
Credit Default Swaps		– 0	–	(3,418,345)		– 0	–	(3,418,345)
Inflation (CPI) Swaps		– 0	–	(45,267)		– 0	–	(45,267)

Total (b)	$	– 0	–	$2,097,616,627		$626,292,679		$2,723,909,306

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

(b)	There were no transfers between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Corporates – Investment Grade			Total
Balance as of 5/31/18	$602,102,371			$13,035,000		$615,137,371
Accrued discounts/(premiums)	131			– 0	–	131
Realized gain (loss)	1,331,765			– 0	–	1,331,765
Change in unrealized appreciation/depreciation	(776,582)			– 0	–	(776,582)
Purchases	51,451,820			– 0	–	51,451,820
Sales	(37,622,866)			– 0	–	(37,622,866)
Transfers in to Level 3	– 0	–		– 0	–	– 0	–
Transfers out of Level 3	(3,228,960)			– 0	–	(3,228,960	) (a)

Balance as of 8/31/18	$613,257,679			$13,035,000		$626,292,679

Net change in unrealized appreciation/depreciation from investments held as of 8/31/18	$(949,330)		$	– 0	–	$(949,330)

(a)	There were de minimis transfers under 1% of net assets during the reporting period.

The following presents information about significant unobservable inputs related to the Portfolio’s Level 3 investments at August 31, 2018. Securities priced by third party vendors are excluded from the following table:

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 8/31/18	Valuation Technique	Unobservable Input	Input
Corporates—Investment Grade	$13,035,000	Capital Recovery	Recovery Rate	100% /N/A

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) Portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended August 31, 2018 is as follows:

Fund	Market Value 5/31/18 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 8/31/18 (000)	Dividend Income (000)
Government Money Market Portfolio	$6,982	$105,996	$112,978	$0	$38

AB Municipal Income Fund, Inc.

AB California Portfolio

Portfolio of Investments

August 31, 2018 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 99.4%
Long-Term Municipal Bonds - 99.0%
California - 96.5%
Alameda Corridor Transportation Authority
Series 2016B
5.00%, 10/01/35-10/01/37	$18,255	$20,411,845
Anaheim Housing & Public Improvements Authority
Series 2016
5.00%, 10/01/34 (Pre-refunded/ETM) (a)	1,930	2,124,718
5.00%, 10/01/34-10/01/36	6,280	6,802,539
5.00%, 10/01/35 (Pre-refunded/ETM) (a)	1,700	1,871,513
5.00%, 10/01/36 (Pre-refunded/ETM) (a)	1,020	1,122,908
Antelope Valley-East Kern Water Agency
Series 2016
5.00%, 6/01/33-6/01/35	3,300	3,786,520
Bay Area Toll Authority
Series 2010S-2
5.00%, 10/01/30 (Pre-refunded/ETM)	2,350	2,517,179
Series 2013S
5.00%, 4/01/31 (Pre-refunded/ETM)	8,500	9,704,620
5.00%, 4/01/33 (Pre-refunded/ETM)	4,200	4,795,224
Beaumont Financing Authority
AMBAC Series 2007C
5.00%, 9/01/26 (a)	640	640,550
California Educational Facilities Authority (Art Center College of Design)
Series 2018A
5.00%, 12/01/44	4,735	5,394,017
California Educational Facilities Authority (Chapman University)
Series 2015
5.00%, 4/01/35	4,415	4,963,255
California Educational Facilities Authority (Loma Linda University)
Series 2017A
5.00%, 4/01/47	3,000	3,351,900
California Educational Facilities Authority (University of the Pacific)
Series 2012A
5.00%, 11/01/30	1,250	1,360,087
Series 2015
5.00%, 11/01/31	2,000	2,293,220
California Health Facilities Financing Authority (Cedars-Sinai Medical Center)
Series 2015
5.00%, 11/15/30	2,000	2,337,340
California Health Facilities Financing Authority (Children’s Hospital Los Angeles)
Series 2017A
5.00%, 8/15/35-8/15/47	7,365	8,269,163
California Health Facilities Financing Authority (Dignity Health Obligated Group)
Series 2008G
5.50%, 7/01/25	3,045	3,054,409

	Principal Amount (000)	U.S. $ Value
California Health Facilities Financing Authority (St. Joseph Health System Obligated Group)
Series 2013A
5.00%, 7/01/33	$5,000	$5,593,300
California Health Facilities Financing Authority (Sutter Health Obligated Group)
Series 2017A
5.00%, 11/15/34-11/15/36	9,180	10,666,569
Series 2018A
5.00%, 11/15/35-11/15/36	6,400	7,410,968
California Municipal Finance Authority (American Heritage Education Foundation/CA)
Series 2016A
5.00%, 6/01/36-6/01/46	3,400	3,678,176
California Municipal Finance Authority (Azusa Pacific University)
Series 2015B
5.00%, 4/01/35-4/01/41	5,960	6,504,316
California Municipal Finance Authority (Biola University, Inc.)
Series 2017
5.00%, 10/01/32-10/01/39	5,510	6,266,035
California Municipal Finance Authority (Community Hospitals of Central California Obligated Group)
Series 2017A
5.00%, 2/01/47	7,425	8,178,563
California Municipal Finance Authority (Goodwill Industries of Sacramento Valley & Northern Nevada, Inc.)
Series 2014
5.25%, 1/01/45 (a)	1,295	1,280,328
California Municipal Finance Authority (LAX Integrated Express Solutions LLC)
Series 2018A
5.00%, 12/31/36-12/31/37	9,685	10,899,599
California Municipal Finance Authority (UTS Bioenergy LLC)
Series 2011A-1
7.50%, 12/01/32 (a)(b)(c)(d)	2,745	411,750
California Public Finance Authority (Henry Mayo Newhall Memorial Hospital)
Series 2017
5.00%, 10/15/37-10/15/47	3,665	3,955,940
California School Finance Authority (ACE Charter Schools Obligated Group)
Series 2016A
5.00%, 6/01/42 (a)(e)	2,750	2,789,737
California School Finance Authority (Alliance College-Ready Public Schools Facilities Corp.)
Series 2015A
5.00%, 7/01/45 (e)	4,000	4,261,120
California School Finance Authority (Bright Star Schools Obligated Group)
Series 2017
5.00%, 6/01/37-6/01/47 (a)(e)	2,765	2,858,185

	Principal Amount (000)	U.S. $ Value
California School Finance Authority (Downtown College Prep Obligated Group)
Series 2016
5.00%, 6/01/46-6/01/51 (a)(e)	$5,235	$5,367,807
California School Finance Authority (Ednovate Obligated Group)
Series 2018
5.00%, 6/01/37 (a)(e)	430	450,429
California School Finance Authority (Green DOT Public Schools Obligated Group)
Series 2015A
5.00%, 8/01/45 (e)	1,000	1,058,550
California School Finance Authority (Kipp LA)
Series 2014A
5.00%, 7/01/34	600	653,268
Series 2017A
5.00%, 7/01/37-7/01/47 (e)	3,420	3,769,660
California School Finance Authority (Rocketship Education Obligated Group)
Series 2016A
5.00%, 6/01/36-6/01/46 (a)(e)	3,500	3,611,415
Series 2017A
5.125%, 6/01/47 (a)(e)	700	728,273
Series 2017G
5.00%, 6/01/37-6/01/53 (a)(e)	1,910	1,969,270
California School Finance Authority (Summit Public Schools Obligated Group)
Series 2017
5.00%, 6/01/53 (e)	3,450	3,699,469
California School Finance Authority (View Park Elementary & Middle Schools)
Series 2014A
5.625%, 10/01/34	575	608,080
5.875%, 10/01/44	1,000	1,061,410
6.00%, 10/01/49	715	761,639
California State Public Works Board (California State Public Works Board Lease)
Series 2012A
5.00%, 4/01/37	5,000	5,460,350
California State University
Series 2018A
5.00%, 11/01/43	5,000	5,860,100
California Statewide Communities Development Authority (American Baptist Homes of the West)
Series 2015
5.00%, 10/01/26-10/01/45	5,645	6,195,036
California Statewide Communities Development Authority (Buck Institute for Research on Aging)
AGM Series 2014
5.00%, 11/15/34-11/15/44	4,500	5,006,785
California Statewide Communities Development Authority (California Baptist University)
Series 2017A
5.00%, 11/01/32-11/01/41 (a)(e)	3,010	3,352,559

	Principal Amount (000)	U.S. $ Value
California Statewide Communities Development Authority (CHF-Irvine LLC)
Series 2017A
5.00%, 5/15/34-5/15/36	$3,910	$4,432,369
California Statewide Communities Development Authority (Loma Linda University Medical Center Obligated Group)
Series 2018A
5.50%, 12/01/58 (e)	1,700	1,872,176
California Statewide Communities Development Authority (Loma Linda University Medical Center)
Series 2016A
5.00%, 12/01/36 (e)	5,000	5,444,200
California Statewide Communities Development Authority (Moldaw Residences)
Series 2014A
5.25%, 11/01/44 (a)(e)	1,800	1,904,490
5.375%, 11/01/49 (a)(e)	2,500	2,661,925
Capistrano Unified School District School Facilities Improvement District No. 1
AGM Series 2001B
Zero Coupon, 8/01/25	8,000	6,362,640
City of Atwater CA Wastewater Revenue
AGM Series 2017A
5.00%, 5/01/40-5/01/43	2,000	2,243,690
City of Encinitas CA (City of Encinitas CA CFD No. 1)
Series 2012
5.00%, 9/01/26-9/01/29	2,795	3,024,696
City of Irvine CA (City of Irvine CA Assessment Dist No. 13-1)
Series 2013
5.00%, 9/02/27-9/02/29	1,760	1,925,481
City of Long Beach CA (City of Long Beach CA Marina Revenue)
Series 2015
5.00%, 5/15/32-5/15/45	5,600	6,155,144
City of Los Angeles CA Wastewater System Revenue
Series 2013B
5.00%, 6/01/31	5,000	5,648,250
City of Los Angeles Department of Airports
Series 2009A
5.25%, 5/15/29	8,340	8,564,513
Series 2010A
5.00%, 5/15/25-5/15/27	12,475	13,214,270
City of Palm Springs CA COP
Series 1991B
Zero Coupon, 4/15/21 (Pre-refunded/ETM)	37,500	35,785,875
City of Palo Alto CA (City of Palo Alto CA University Avenue AD)
Series 2012
5.00%, 9/02/25-9/02/30	3,290	3,593,191

	Principal Amount (000)	U.S. $ Value
City of Redding CA
NATL Series 1992
9.258%, 7/01/22 (Pre-refunded/ETM) (f)	$525	$626,388
City of Riverside CA Sewer Revenue
Series 2015A
5.00%, 8/01/33	10,090	11,481,512
City of Roseville CA
Series 2017A
5.00%, 9/01/33-9/01/34 (a)	2,320	2,592,887
City of Roseville CA (HP Campus Oaks Community Facilities District No. 1)
Series 2016
5.00%, 9/01/36 (a)	755	804,596
City of San Jose CA Hotel Tax Revenue
Series 2011
6.125%, 5/01/31	5,000	5,526,550
City of Santa Clara CA Electric Revenue
Series 2011A
5.00%, 7/01/30	1,810	1,969,678
City of Upland CA COP (San Antonio Regional Hospital)
Series 2017
5.00%, 1/01/32-1/01/47	3,750	4,123,852
County of Orange CA COP
AMBAC Series 1991
6.00%, 6/01/21 (Pre-refunded/ETM)	305	315,385
County of Sacramento CA (North Vineyard District 2005-2)
Series 2016
5.00%, 9/01/40-9/01/45 (a)	2,240	2,442,669
County of Sacramento CA Airport System Revenue
Series 2016B
5.00%, 7/01/36	1,755	1,994,101
County of San Bernardino CA COP
Series 2009A
5.25%, 8/01/26	1,635	1,686,012
El Dorado Irrigation District/El Dorado County Water Agency
Series 2016C
5.00%, 3/01/36	4,750	5,461,930
Fremont Community Facilities District No. 1
Series 2015
5.00%, 9/01/40 (a)	4,000	4,358,760
Garden Grove Unified School District
Series 2013C
5.00%, 8/01/32	2,535	2,865,817
Golden State Tobacco Securitization Corp.
Series 2018A
5.00%, 6/01/47 (a)	11,925	12,246,975
Imperial Irrigation District Electric System Revenue
Series 2016C
5.00%, 11/01/31-11/01/36	2,500	2,885,175

	Principal Amount (000)	U.S. $ Value
Irvine Unified School District
Series 2017B
5.00%, 9/01/47 (a)	$1,000	$1,109,130
Jurupa Unified School District
Series 2017B
5.00%, 8/01/34-8/01/35	1,535	1,798,681
Lake Elsinore Public Financing Authority
Series 2015
5.00%, 9/01/31-9/01/35 (a)	4,525	4,987,186
Long Beach Bond Finance Authority (Aquarium of the Pacific)
Series 2012
5.00%, 11/01/28-11/01/29	6,580	7,161,741
Los Angeles County Metropolitan Transportation Authority (Los Angeles County Metropolitan Transportation Authority Sales Tax)
Series 2016A
5.00%, 6/01/32	3,500	4,106,690
Los Angeles Unified School District/CA COP
Series 2012B
5.00%, 10/01/28-10/01/29	9,220	10,231,168
Menifee Union School District
Series 2018
5.00%, 9/01/43-9/01/48 (a)	2,215	2,434,813
Municipal Improvement Corp. of Los Angeles (Municipal Improvement Corp. of Los Angeles Lease)
Series 2016B
4.00%, 11/01/35	7,480	7,906,285
Norco Community Redevelopment Agency Successor Agency
Series 2010
5.875%, 3/01/32 (Pre-refunded/ETM)	1,580	1,681,878
6.00%, 3/01/36 (Pre-refunded/ETM)	1,125	1,199,610
Norman Y Mineta San Jose International Airport SJC
Series 2017A
5.00%, 3/01/33-3/01/37	8,400	9,532,949
Series 2017B
5.00%, 3/01/35	3,000	3,437,040
Oakland Unified School District/Alameda County
Series 2015A
5.00%, 8/01/31-8/01/33	5,340	6,167,380
Orange County Transportation Authority
Series 2013
5.00%, 8/15/29	2,360	2,665,596
Oxnard Financing Authority
AGM Series 2014
5.00%, 6/01/31	5,250	5,899,635
Palomar Health
Series 2016
5.00%, 11/01/36	5,000	5,420,800
Series 2016A
5.00%, 8/01/31	1,285	1,466,596
Series 2017
5.00%, 11/01/42	1,000	1,083,960
Port of Los Angeles
Series 2009C
5.00%, 8/01/26	21,450	22,106,584

	Principal Amount (000)	U.S. $ Value
Poway Unified School District (Poway Unified School District CFD No. 6)
Series 2012
5.00%, 9/01/26	$970	$1,053,449
Poway Unified School District Public Financing Authority
Series 2015A
5.00%, 9/01/33-9/01/34 (a)	2,495	2,719,443
Redding Joint Powers Financing Authority
Series 2015A
5.00%, 6/01/30	1,350	1,553,836
Rialto Redevelopment Agency
Series 2018
5.00%, 9/01/32-9/01/37	3,235	3,780,944
Riverside County Transportation Commission
Series 2013A
5.25%, 6/01/32 (Pre-refunded/ETM)	9,165	10,603,905
Sacramento Area Flood Control Agency
Series 2016A
5.00%, 10/01/35	5,000	5,770,200
Sacramento Regional Transit District
Series 2012
5.00%, 3/01/36 (Pre-refunded/ETM) (a)	680	723,704
5.00%, 3/01/36-3/01/42	2,445	2,575,505
5.00%, 3/01/42 (Pre-refunded/ETM) (a)	1,125	1,197,304
San Diego County Water Authority Financing Corp.
Series 2011B
5.00%, 5/01/29-5/01/30	16,115	17,429,583
San Diego Public Facilities Financing Authority
Series 2010A
5.25%, 3/01/25 (Pre-refunded/ETM)	15,000	16,098,150
San Diego Unified School District/CA
Series 2013C
5.00%, 7/01/32	3,180	3,591,397
San Francisco City & County Airport Comm-San Francisco International Airport
Series 2017A
5.00%, 5/01/42	2,000	2,239,700
San Francisco City & County Airport Comm-San Francisco International Airport (San Francisco Intl Airport)
Series 2010A
4.90%, 5/01/29	2,115	2,191,584
Series 2012A
5.00%, 5/01/27-5/01/28	7,000	7,669,880
AGM Series 2000A
6.125%, 1/01/27	1,480	1,484,766
San Francisco City & County Public Utilities Commission Wastewater Revenue
Series 2018B
5.00%, 10/01/35-10/01/36	10,285	12,118,414
San Francisco City & County Redevelopment Agency Successor Agency (Mission Bay South Public Imp)
Series 2013A
5.00%, 8/01/29 (a)	1,310	1,436,991

	Principal Amount (000)	U.S. $ Value
San Francisco City & County Redevelopment Agency Successor Agency (Successor Agency to the Redev of San Francisco - Mission Bay South)
Series 2016B
5.00%, 8/01/33-8/01/35	$2,000	$2,287,940
Series 2016C
5.00%, 8/01/32-8/01/35	2,000	2,291,760
San Joaquin Hills Transportation Corridor Agency
Series 1993
Zero Coupon, 1/01/20 (Pre-refunded/ETM)	20,000	19,583,000
Zero Coupon, 1/01/21 (Pre-refunded/ETM)	20,000	19,220,200
Zero Coupon, 1/01/23 (Pre-refunded/ETM)	25,000	22,949,250
San Mateo Joint Powers Financing Authority (San Mateo Joint Powers Financing Authority Lease)
Series 2016A
4.00%, 7/15/32	4,500	4,858,740
Southern California Public Power Authority
Series 2009A
5.00%, 7/01/23	320	323,514
Southern California Public Power Authority (Los Angeles Department of Water & Power PWR)
Series 2014A
5.00%, 7/01/33-7/01/34	8,200	9,347,216
State of California
Series 2004
5.30%, 4/01/29	5	5,014
Series 2013
5.00%, 2/01/31	5,000	5,591,350
Series 2014
5.00%, 12/01/30	2,000	2,277,740
Series 2017
5.00%, 8/01/35	5,000	5,782,800
State of California (Inland Regional Center)
Series 2015
5.00%, 6/15/32	5,000	5,599,200
Stockton Redevelopment Agency Successor Agency
AGM Series 2016A
5.00%, 9/01/33-9/01/34	3,800	4,327,478
Successor Agency to Richmond Community Redevelopment Agency
Series 2010A
5.75%, 9/01/24-9/01/25	1,985	2,123,395
6.00%, 9/01/30	1,395	1,499,011
Successor Agency to the Redev of San Francisco - Mission Bay North
Series 2016A
5.00%, 8/01/32-8/01/36	3,500	4,014,370
Tejon Ranch Public Facilities Finance Authority (Tejon Ranch Public Facilities Finance Authority CFD No. 1)
Series 2012

	Principal Amount (000)	U.S. $ Value
5.25%, 9/01/26-9/01/28 (a)	$2,375	$2,582,965
5.50%, 9/01/30-9/01/33 (a)	2,135	2,327,509
Tustin Community Facilities District No. 06-1
Series 2015A
5.00%, 9/01/32-9/01/35	3,780	4,246,665
Walnut Energy Center Authority
Series 2014
5.00%, 1/01/31-1/01/32	7,700	8,766,446
Washington Township Health Care District
Series 2017B
5.00%, 7/01/32-7/01/33	3,500	3,892,160
West Contra Costa Healthcare District
Series 2011
6.00%, 7/01/32 (a)	1,050	1,145,897

		703,064,987

Guam - 1.0%
Guam Government Waterworks Authority
Series 2016
5.00%, 1/01/46	1,335	1,451,372
Guam Power Authority
Series 2017A
5.00%, 10/01/36-10/01/40	5,240	5,688,615

		7,139,987

Illinois - 0.3%
Chicago Board of Education
Series 2018A
5.00%, 12/01/31	2,000	2,092,900

Ohio - 0.2%
Ohio Water Development Authority Water Pollution Control Loan Fund (FirstEnergy Nuclear Generation LLC)
Series 2016A
4.375%, 6/01/33 (a)	1,700	1,640,500

Puerto Rico - 0.1%
Puerto Rico Industrial Tourist Educational Medical & Envirml Ctl Facs Fing Auth (AES Puerto Rico LP)
Series 2000
6.625%, 6/01/26	1,000	960,000

Tennessee - 0.2%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax)
Series 2016A
5.00%, 12/01/35 (a)(e)	1,010	965,065

Texas - 0.7%
Texas Private Activity Bond Surface Transportation Corp. (LBJ Infrastructure Group LLC)
Series 2010
7.00%, 6/30/40	3,050	3,292,506

	Principal Amount (000)	U.S. $ Value
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC)
Series 2009
6.875%, 12/31/39	$1,525	$1,613,023

		4,905,529

Total Long-Term Municipal Bonds (cost $689,521,014)		720,768,968

Short-Term Municipal Notes - 0.4%
Texas - 0.4%
State of Texas
Series 2018
4.00%, 8/29/19 (g) (cost $3,063,794)	3,000	3,063,150

Total Municipal Obligations (cost $692,584,808)		723,832,118

	Shares
SHORT-TERM INVESTMENTS - 0.0%
Investment Companies - 0.0%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 1.87% (h)(i)(j) (cost $29,513)	29,513	29,513

Total Investments - 99.4% (cost $692,614,321) (k)		723,861,631
Other assets less liabilities - 0.6%		4,609,745

Net Assets - 100.0%		$728,471,376

INFLATION (CPI) SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/ Received	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	USD	19,849	8/31/20	2.235%	CPI	#	Maturity	$(5,054)
Barclays Bank PLC	USD	19,848	9/04/20	2.248%	CPI	#	Maturity	(4,243)
JPMorgan Chase Bank, NA	USD	20,343	8/30/20	2.210%	CPI	#	Maturity	5,746

								$(3,551)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

(a)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(b)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
California Municipal Finance Authority (UTS Bioenergy LLC) Series 2011A-1
7.50%, 12/01/32	12/22/11	$2,745,000	$411,750	0.06%

(c)	Non-income producing security.
(d)	Defaulted.
(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2018, the aggregate market value of these securities amounted to $46,764,330 or 6.4% of net assets.

(f)	Inverse floater security.
(g)	When-Issued or delayed delivery security.
(h)	Affiliated investments.
(i)	The rate shown represents the 7-day yield as of period end.
(j)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(k)

As of August 31, 2018, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $35,536,504 and gross unrealized depreciation of investments was $(4,292,745), resulting in net unrealized appreciation of $31,243,759.

As of August 31, 2018, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 3.7% and 0.1%, respectively.

Glossary:

AD	-	Assessment District
AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
CFD	-	Community Facilities District
COP	-	Certificate of Participation
DOT	-	Department of Transportation
ETM	-	Escrowed to Maturity
NATL	-	National Interstate Corporation

AB Municipal Income Fund, Inc.

AB California Portfolio

August 31, 2018 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of August 31, 2018:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds:
California	$	– 0	–	$626,808,301		$76,256,686		$703,064,987
Ohio		– 0	–	– 0	–	1,640,500		1,640,500
Tennessee		– 0	–	– 0	–	965,065		965,065
Other		– 0	–	15,098,416		– 0	–	15,098,416
Short-Term Municipal Notes		– 0	–	3,063,150		– 0	–	3,063,150
Short-Term Investments		29,513		– 0	–	– 0	–	29,513

Total Investments in Securities		29,513		644,969,867		78,862,251		723,861,631
Other Financial Instruments (a):
Assets:
Inflation (CPI) Swaps		– 0	–	5,746		– 0	–	5,746
Liabilities:
Inflation (CPI) Swaps		– 0	–	(9,297)		– 0	–	(9,297)

Total (b)		$29,513		$644,966,316		$78,862,251		$723,858,080

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

(b)	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Total
Balance as of 5/31/18	$65,668,241		$65,668,241
Accrued discounts/(premiums)	(117,889)		(117,889)
Realized gain (loss)	8,297		8,297
Change in unrealized appreciation/depreciation	298,672		298,672
Purchases	14,987,964		14,987,964
Sales	(1,983,034)		(1,983,034)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 8/31/18	$78,862,251		$78,862,251

Net change in unrealized appreciation/depreciation from investments held as of 8/31/18	$298,672		$298,672

As of August 31, 2018, all Level 3 securities were priced by third party vendors.

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended August 31, 2018 is as follows:

Fund	Market Value 5/31/18 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 8/31/18 (000)	Dividend Income (000)
Government Money Market Portfolio	$5,762	$44,867	$50,599	$30	$41

AB Municipal Income Fund, Inc.

AB New York Portfolio

Portfolio of Investments

August 31, 2018 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 100.1%
Long-Term Municipal Bonds - 100.1%
New York - 96.2%
Albany County Airport Authority
AGM Series 2010A
5.00%, 12/15/25-12/15/26	$4,540	$4,777,496
Brookhaven Local Development Corp. (Jefferson’s Ferry)
Series 2016
5.25%, 11/01/36	1,500	1,699,560
Buffalo & Fort Erie Public Bridge Authority
Series 2017
5.00%, 1/01/42	2,250	2,536,740
Build NYC Resource Corp. (City University of New York (The))
Series 2014A
5.00%, 6/01/30-6/01/34	2,980	3,324,889
Build NYC Resource Corp. (Metropolitan College of New York)
Series 2014
5.25%, 11/01/29	2,305	2,456,830
5.50%, 11/01/44	1,625	1,687,530
Build NYC Resource Corp. (YMCA of Greater New York)
Series 2012
5.00%, 8/01/32	1,000	1,065,940
City of New York NY
Series 2014A
5.00%, 8/01/31	2,000	2,261,160
Series 2014J
5.00%, 8/01/30	10,000	11,340,900
Series 2016A
5.00%, 8/01/37	5,000	5,661,400
Series 2016B
5.00%, 12/01/34	2,000	2,291,560
Series 2016C
5.00%, 8/01/32	5,000	5,705,850
City of Newburgh NY
Series 2012A
5.25%, 6/15/28	1,065	1,157,080
5.50%, 6/15/32	1,320	1,429,600
County of Nassau NY
Series 2016A
5.00%, 1/01/34-1/01/38	5,345	5,966,976
Series 2016C
5.00%, 4/01/34-4/01/36	10,420	11,665,486
County of Onondaga NY (Syracuse University)
Series 2011
5.00%, 12/01/28-12/01/29	2,135	2,323,573
Dutchess County Local Development Corp. (Health QuestSystems Obligated Group)
Series 2014A
5.00%, 7/01/44	4,175	4,536,471
Series 2016B
5.00%, 7/01/46	4,980	5,458,478

	Principal Amount (000)	U.S. $ Value
East Rochester Housing Authority (St. John’s Health Care Corp.)
Series 2010A
5.00%, 4/20/27	$2,550	$2,707,768
Erie County Fiscal Stability Authority
Series 2011C
5.00%, 12/01/28 (Pre-refunded/ETM)	7,260	7,994,785
Glen Cove Industrial Development Agency
Series 1992B
Zero Coupon, 10/15/19 (Pre-refunded/ETM)	11,745	11,527,365
Hempstead Town Local Development Corp. (Hofstra University)
Series 2011
5.00%, 7/01/28	650	698,594
Hempstead Town Local Development Corp. (Molloy College)
Series 2014
5.00%, 7/01/34-7/01/39	2,945	3,171,554
Hudson Yards Infrastructure Corp.
Series 2017A
5.00%, 2/15/39	5,000	5,669,200
Jefferson County Industrial Development Agency (ReEnergy Black River LLC)
Series 2014
5.25%, 1/01/24 (a)(b)	1,000	953,480
Long Island Power Authority
Series 2012B
5.00%, 9/01/27	2,500	2,751,850
Series 2014A
5.00%, 9/01/35	1,000	1,110,620
Series 2016B
5.00%, 9/01/30-9/01/36	10,915	12,503,233
Series 2017
5.00%, 9/01/47	5,800	6,537,470
Metropolitan Transportation Authority
Series 2011D
5.00%, 11/15/29 (Pre-refunded/ETM)	4,300	4,729,398
Series 2012F
5.00%, 11/15/27	7,070	7,816,945
Series 2014B
5.00%, 11/15/44	12,000	13,220,760
Series 2017C
5.00%, 11/15/33	5,000	5,758,350
Metropolitan Transportation Authority (Metropolitan Transportation Authority Ded Tax)
Series 2016A
5.25%, 11/15/34-11/15/35	15,740	18,450,203
Monroe County Industrial Development Corp./NY (Rochester General Hospital (The))
Series 2017
5.00%, 12/01/34	1,150	1,290,852
Nassau County Industrial Development Agency (Amsterdam House Continuing Care Retirement Community, Inc.)
Series 2014A
6.50%, 1/01/32 (a)	1,590	1,681,663
Series 2014C
2.00%, 1/01/49 (a)(c)(d)(e)	572	97,323

	Principal Amount (000)	U.S. $ Value
Nassau County Local Economic Assistance Corp. (South Nassau Communities Hospital)
Series 2012
5.00%, 7/01/31-7/01/37	$6,195	$6,669,816
New York City Municipal Water Finance Authority
Series 2009FF
5.00%, 6/15/27	15,110	15,476,569
Series 2013BB
5.00%, 6/15/46	5,000	5,497,900
New York City Transitional Finance Authority Building Aid Revenue
Series 2018S
5.00%, 7/15/43	7,000	8,000,790
New York City Transitional Finance Authority Building Aid Revenue (New York City Transitional Finance Authority Building Aid Revenue State Lease)
Series 2015S
5.00%, 7/15/35	5,160	5,812,534
New York City Transitional Finance Authority Future Tax Secured Revenue
Series 2013I
5.00%, 5/01/32 (Pre-refunded/ETM) (a)	5	5,507
5.00%, 5/01/32-5/01/33	12,495	13,861,752
Series 2016F
5.00%, 2/01/32	10,000	11,411,700
New York City Trust for Cultural Resources (American Museum of Natural History (The))
Series 2014A
5.00%, 7/01/33	4,080	4,596,365
New York City Trust for Cultural Resources (Whitney Museum of American Art)
Series 2011
5.00%, 7/01/31	9,675	10,273,399
New York Convention Center Development Corp. (New York Convention Center Development Corp. Hotel Occupancy Tax)
Series 2015
5.00%, 11/15/34-11/15/35	15,220	17,298,688
New York Liberty Development Corp. (4 World Trade Center LLC)
Series 2011
5.00%, 11/15/31	2,225	2,413,235
New York Power Authority
NATL Series 2007C
5.00%, 11/15/19-11/15/21	3,680	3,689,550
New York State Dormitory Authority
Series 2010A
5.00%, 7/01/27 (Pre-refunded/ETM)	3,740	3,965,298
5.00%, 7/01/29 (Pre-refunded/ETM)	2,000	2,120,480
5.00%, 7/01/31 (Pre-refunded/ETM)	3,545	3,758,551
Series 2011A
5.00%, 7/01/28 (Pre-refunded/ETM)	6,690	7,278,252
New York State Dormitory Authority (Barnard College)
Series 2015A
4.00%, 7/01/32	1,300	1,360,801

	Principal Amount (000)	U.S. $ Value
New York State Dormitory Authority (Cornell University)
Series 2008B
5.00%, 7/01/27	$4,925	$5,199,766
Series 2008C
5.00%, 7/01/29	2,000	2,110,100
Series 2009A
5.00%, 7/01/25	2,465	2,532,097
New York State Dormitory Authority (Icahn School of Medicine at Mount Sinai)
Series 2015A
5.00%, 7/01/31-7/01/33	6,000	6,717,450
New York State Dormitory Authority (Montefiore Obligated Group)
Series 2018
5.00%, 8/01/32-8/01/35	5,465	6,192,931
New York State Dormitory Authority (Mount Sinai Hospitals Group, Inc.)
Series 2010A
5.00%, 7/01/26	6,795	7,159,076
New York State Dormitory Authority (New School (The))
Series 2016A
5.00%, 7/01/35-7/01/36	5,815	6,546,764
New York State Dormitory Authority (New York University)
Series 2016A
5.00%, 7/01/36	2,000	2,284,460
New York State Dormitory Authority (Northwell Health Obligated Group)
Series 2015A
5.00%, 5/01/33	5,000	5,595,850
New York State Dormitory Authority (NYU Langone Hospitals)
Series 2014
5.00%, 7/01/31	1,000	1,120,820
New York State Dormitory Authority (Orange Regional Medical Center Obligated Group)
Series 2017
5.00%, 12/01/32-12/01/37 (f)	4,000	4,403,180
New York State Dormitory Authority (Ozanam Hall of Queens Nursing Home, Inc.)
Series 2006
5.00%, 11/01/21	1,000	1,001,590
New York State Dormitory Authority (Pratt Institute)
Series 2016
5.00%, 7/01/30	1,000	1,142,980
New York State Dormitory Authority (Rochester Institute of Technology)
Series 2010
5.00%, 7/01/23-7/01/25	5,335	5,626,718
New York State Dormitory Authority (St. John’s University/NY)
Series 2015A
5.00%, 7/01/33-7/01/34	2,000	2,241,110

	Principal Amount (000)	U.S. $ Value
New York State Dormitory Authority (State of New York Pers Income Tax)
Series 2015E
5.00%, 3/15/34	$4,000	$4,541,440
Series 2017B
5.00%, 2/15/33	12,095	13,990,407
New York State Dormitory Authority (State University of New York Dormitory Fees)
Series 2013A
5.25%, 7/01/30	2,000	2,266,800
Series 2017A
5.00%, 7/01/37	2,515	2,874,997
New York State Dormitory Authority (Teachers College)
Series 2012
5.00%, 7/01/34	2,535	2,754,911
Series 2012A
5.00%, 7/01/31	1,200	1,313,724
New York State Energy Research & Development Authority (Niagara Mohawk Power Corp.)
AMBAC Series 1985B
5.187%, 12/01/25 (g)	10	10,000
New York State Environmental Facilities Corp. (New York City Municipal Water Finance Authority)
Series 2010A
5.00%, 6/15/29	2,000	2,113,960
Series 2017E
5.00%, 6/15/42	2,100	2,409,687
New York State Thruway Authority (New York State Thruway Authority Gen Toll Road)
Series 2014
5.00%, 1/01/31-1/01/32	15,000	16,945,800
Series 2016A
5.00%, 1/01/32	5,000	5,663,350
New York State Thruway Authority (State of New York Pers Income Tax)
Series 2010A
5.00%, 3/15/28	5,000	5,318,200
New York Transportation Development Corp. (American Airlines, Inc.)
Series 2016
5.00%, 8/01/21-8/01/31	9,440	9,873,211
New York Transportation Development Corp. (Delta Air Lines, Inc.)
Series 2018
5.00%, 1/01/36	5,000	5,533,250
New York Transportation Development Corp. (Laguardia Gateway Partners LLC)
Series 2016A
4.00%, 7/01/32-7/01/33	4,250	4,330,230
5.00%, 7/01/34-7/01/46	4,500	4,827,570
Niagara Area Development Corp. (Covanta Holding Corp.)
Series 2018A
4.75%, 11/01/42 (f)(h)	5,000	5,018,700

	Principal Amount (000)	U.S. $ Value
Niagara Frontier Transportation Authority
AGM Series 2004A-1
4.127%, 4/01/24 (g)	$50	$49,716
Onondaga Civic Development Corp.
Series 2012
5.00%, 7/01/42 (Pre-refunded/ETM) (a)	2,610	2,902,790
Series 2014A
5.125%, 7/01/31 (Pre-refunded/ETM) (a)	1,250	1,286,550
Onondaga County Industrial Development Agency (Bristol-Myers Squibb Co.)
Series 1994
5.75%, 3/01/24	4,000	4,649,520
Orange County Funding Corp. (The Hamlet at Wallkill)
Series 2013
6.50%, 1/01/46 (a)	2,175	2,219,761
Port Authority of New York & New Jersey
Series 2010
5.00%, 7/15/31	13,000	13,762,710
Series 2013178
5.00%, 12/01/31	5,000	5,542,600
Series 2014
5.00%, 9/01/31	5,000	5,570,550
Port Authority of New York & New Jersey (JFK International Air Terminal LLC)
NATL Series 1997
5.75%, 12/01/22	6,820	7,086,389
Schenectady County Capital Resource Corp. (Trustees of Union College)
Series 2017
5.00%, 1/01/40	2,600	2,925,286
Suffolk County Economic Development Corp.
Series 2011
5.00%, 7/01/28 (Pre-refunded/ETM) (a)	875	950,679
Suffolk County Economic Development Corp. (Catholic Health Services of Long Island Obligated Group)
Series 2011
5.00%, 7/01/28	5,115	5,487,219
Series 2014C
5.00%, 7/01/31	2,500	2,733,025
Suffolk County Economic Development Corp. (Peconic Landing at Southold, Inc.)
Series 2010
5.875%, 12/01/30	2,340	2,504,479
Triborough Bridge & Tunnel Authority
Series 2008D
5.00%, 11/15/26 (Pre-refunded/ETM) (a)	1,070	1,077,426
5.00%, 11/15/26	3,830	3,856,197
Series 2011A
5.00%, 1/01/28 (Pre-refunded/ETM)	5,000	5,515,300
Series 2013C
5.00%, 11/15/32	5,000	5,583,150
Series 2017B
5.00%, 11/15/36	3,000	3,448,620
Series 2018
5.00%, 11/15/43	5,000	5,758,350

	Principal Amount (000)	U.S. $ Value
Troy Capital Resource Corp. (Rensselaer Polytechnic Institute)
Series 2010A
5.00%, 9/01/30	$3,000	$3,153,000
Ulster County Capital Resource Corp. (Woodland Pond at New Paltz)
Series 2017
5.00%, 9/15/37 (a)	325	318,354
5.25%, 9/15/42-9/15/53 (a)	875	865,738
Utility Debt Securitization Authority
Series 2013T
5.00%, 12/15/31	10,000	11,323,700
Westchester County Healthcare Corp./NY
Series 2010B
6.00%, 11/01/30 (Pre-refunded/ETM) (a)	870	947,856
Westchester County Healthcare Corp./NY (Westchester County Health Care Corp. Obligated Group)
Series 2010B
6.00%, 11/01/30	130	139,372
Westchester County Local Development Corp. (Kendal on Hudson)
Series 2013
5.00%, 1/01/34	1,800	1,922,238
Westchester County Local Development Corp. (Purchase Housing Corp. II)
Series 2017
5.00%, 6/01/42-6/01/47	2,000	2,202,720
Westchester County Local Development Corp. (Westchester County Health Care Corp. Obligated Group)
Series 2016
5.00%, 11/01/46	6,825	7,254,429

		570,208,972

Florida - 0.1%
Marshall Creek Community Development District
Series 2016
6.32%, 5/01/45 (a)	45	42,723
Marshall Creek Community Development District (Marshall Creek Community Development District 2002A)
Series 2002
5.00%, 5/01/32 (a)	655	641,631

		684,354

Guam - 1.5%
Guam Government Waterworks Authority
Series 2016
5.00%, 1/01/46	1,275	1,386,142
Series 2017
5.00%, 7/01/34-7/01/40	2,475	2,738,953
Guam Power Authority
Series 2017A
5.00%, 10/01/36-10/01/38	4,430	4,806,309

		8,931,404

	Principal Amount (000)	U.S. $ Value
Illinois - 0.3%
Chicago Board of Education
Series 2018A
5.00%, 12/01/31	$1,710	$1,789,430

Ohio - 0.3%
Ohio Water Development Authority Water Pollution Control Loan Fund (FirstEnergy Nuclear Generation LLC)
Series 2016A
4.375%, 6/01/33 (a)	1,500	1,447,500

Puerto Rico - 0.6%
Puerto Rico Housing Finance Authority (Puerto Rico Housing Finance Authority Cap Fd Prog)
Series 2003
5.00%, 12/01/20	1,795	1,868,308
Puerto Rico Industrial Tourist Educational Medical & Envirml Ctl Facs Fing Auth (AES Puerto Rico LP)
Series 2000
6.625%, 6/01/26	835	801,600
Puerto Rico Industrial Tourist Educational Medical & Envirml Ctl Facs Fing Auth (Sistema Universitario Ana G Mendez Incorporado)
Series 2012
5.125%, 4/01/32	1,000	917,500

		3,587,408

Tennessee - 0.1%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax)
Series 2016A
5.00%, 12/01/35 (a)(f)	820	783,518

Texas - 1.0%
Texas Private Activity Bond Surface Transportation Corp. (LBJ Infrastructure Group LLC)
Series 2010
7.00%, 6/30/40	2,700	2,914,677
7.50%, 6/30/32	1,225	1,336,892
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC)
Series 2009
6.875%, 12/31/39	1,350	1,427,922

		5,679,491

Total Investments - 100.1% (cost $577,658,336) (i)		593,112,077
Other assets less liabilities - (0.1)%		(465,468)

Net Assets - 100.0%		$592,646,609

INFLATION (CPI) SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/ Received	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	USD	16,172	8/31/20	2.235%	CPI	#	Maturity	$(4,117)
Barclays Bank PLC	USD	16,173	9/04/20	2.248%	CPI	#	Maturity	(3,458)
JPMorgan Chase Bank, NA	USD	16,575	8/30/20	2.210%	CPI	#	Maturity	4,682

								$(2,893)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

(a)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.16% of net assets as of August 31, 2018, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Jefferson County Industrial Development Agency (ReEnergy Black River LLC) Series 2014
5.25%, 1/01/24	11/13/14	$1,000,000	$953,480	0.16%

(c)	Illiquid security.
(d)	Non-income producing security.
(e)	Defaulted.
(f)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2018, the aggregate market value of these securities amounted to $10,205,398 or 1.7% of net assets.

(g)

An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of August 31, 2018 and the aggregate market value of these securities amounted to $59,716 or 0.01% of net assets.

(h)	When-Issued or delayed delivery security.
(i)

As of August 31, 2018, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $17,615,086 and gross unrealized depreciation of investments was $(2,164,238), resulting in net unrealized appreciation of $15,450,848.

As of August 31, 2018, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 2.6% and 0.0%, respectively.

Glossary:

AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
ETM	-	Escrowed to Maturity
NATL	-	National Interstate Corporation

AB Municipal Income Fund, Inc.

AB New York Portfolio

August 31, 2018 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of August 31, 2018:

Investments in Securities:	Level 1			Level 2	Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$576,889,578	$16,222,499		$593,112,077

Total Investments in Securities		– 0	–	576,889,578	16,222,499		593,112,077
Other Financial Instruments (a):
Assets:
Inflation (CPI) Swaps		– 0	–	4,682	– 0	–	4,682
Liabilities:
Inflation (CPI) Swaps		– 0	–	(7,575)	– 0	–	(7,575)

Total (b)	$	– 0	–	$576,886,685	$16,222,499		$593,109,184

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

(b)	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Total
Balance as of 5/31/18	$20,684,976		$20,684,976
Accrued discounts/(premiums)	(5,479)		(5,479)
Realized gain (loss)	49,179		49,179
Change in unrealized appreciation/depreciation	(117,945)		(117,945)
Purchases	766,700		766,700
Sales	(5,154,932)		(5,154,932)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 8/31/18	$16,222,499		$16,222,499

Net change in unrealized appreciation/depreciation from investments held as of 8/31/18	$(117,945)		$(117,945)

As of August 31, 2018, all Level 3 securities were priced by third party vendors.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Municipal Income Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	October 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	October 23, 2018

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	October 23, 2018